united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Income Fund
(IIXAX, IIXCX, IIXIX)
Catalyst Enhanced Income Strategy Fund
(EIXAX, EIXCX, EIXIX)
Catalyst/MAP Global Balanced Fund
(TRXAX, TRXCX, TRXIX)
Catalyst/CIFC Floating Rate Income Fund
(CFRAX, CFRCX, CFRIX)
Catalyst/SMH High Income Fund
(HIIFX, HIICX, HIIIX)
Catalyst/SMH Total Return Income Fund
(TRIFX, TRICX, TRIIX)
Catalyst/Stone Beach Income Opportunity Fund
(IOXAX, IOXCX, IOXIX)

December 31, 2019

Mutual Fund Series Trust

Beginning January 1, 2021, the Funds intend to meet their shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Funds’ website, www.catalystmf.com rather than delivering paper copies. You will be notified by mail each time a report is posted and provided with the website link to access the report. You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Funds’ at 1-866-447-4228. Your election to receive reports in paper will apply to all funds held within the fund complex.

You may elect to receive shareholder reports and other communications from the Funds’ or your financial intermediary electronically by contacting your financial intermediary or, if you are a direct shareholder, by calling the Funds’ at 1-866-447-4228. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

CATALYST FUNDS
SEMI - ANNUAL REPORT
TABLE OF CONTENTS

Portfolio Review	Page 1

Portfolios of Investments	Page 8

Statements of Assets and Liabilities	Page 27

Statements of Operations	Page 28

Statements of Changes in Net Assets	Page 29

Financial Highlights	Page 32

Notes to Financial Statements	Page 46

Supplemental Information	Page 61

Expense Example	Page 62

Privacy Notice	Page 63

Catalyst Insider Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	1.81%	5.46%	3.06%	1.37%
Class A with load	-3.07%	0.40%	2.06%	0.46%
Class C	1.33%	4.64%	2.36%	0.67%
Class I	1.92%	5.69%	3.39%	1.67%
Bloomberg Barclays U.S. Aggregate Bond Index(a)	2.45%	8.72%	3.05%	3.14%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.05% for Class A, 2.80% for Class C and 1.80% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, US dollar-denominated, fix-rated taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest direct in an index.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Retail	18.9%
Real Estate Investment Trusts	18.5%
Internet	8.1%
Diversified Financial Services	7.9%
Healthcare-Services	6.5%
Investment Companies	6.1%
Aerospace/Defense	4.8%
Iron/Steel	4.7%
Electric	3.6%
Software	3.3%
Other/Cash & Equivalents	17.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Enhanced Income Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	3.13%	16.73%	16.73%
Class A with load	-2.80%	10.02%	10.02%
Class C	2.71%	15.81%	15.81%
Class I	3.25%	17.00%	17.00%
Bloomberg Barclays U.S. Aggregate Bond Index(a)	2.45%	8.72%	8.72%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.71% for Class A, 3.46% for Class C and 2.46% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, US dollar-denominated, fix-rated taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest direct in an index.

**	Inception date is December 31, 2018.

Top Holdings by Security Type	% of Net Assets
Collateralized Mortgage Obligations	91.8%
Interest Only Federal National Mortgage Association	1.8%
Interest Only Government National Mortgage Association	1.5%
Federal National Mortgage Association	0.7%
Interest Only Federal Home Loan Mortgage Association	1.0%
Other/Cash & Equivalents	3.2%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Balanced Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmarks:

			Annualized	Annualized
	6 Month	1 Year Return	5 Year Return	Since Inception**
Class A	3.28%	11.50%	4.64%	5.75%
Class A with load	-2.66%	5.09%	3.40%	5.01%
Class C	2.94%	10.78%	3.86%	4.96%
Class I	3.39%	11.82%	4.93%	4.09%
ICE BofA ML U.S. Corporate & Government 1-3yrs Index(a)	1.31%	4.07%	1.69%	1.38%
MSCI All Country World Stock Index(b)	9.18%	27.30%	9.00%	9.17%
50% MSCI AWCI/50% BofA ML A-AAA 1-3yr US Corp.(c)	5.19%	15.53%	5.35%	5.54%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.90% for Class A, 2.65% for Class C, and 1.65% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “ICE BofA ML U.S. Corporate & Government 1-3yrs Index” includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt. Investors cannot invest directly in an index.

(b)	The “MSCI All Country World Stock Index” is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets. Investors cannot invest directly in an index.

(c)	The “50% MSCI AWCI/50% ICE BofA ML U.S. Corporate & Government 1-3yrs Index.” is made up of two indices; ICE BofA ML U.S. Corporate & Government 1-3yrs Index, and MSCI AC World Index. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Food	12.2%
Telecommunications	11.3%
Oil & Gas	10.7%
Pharmaceuticals	10.1%
Agriculture	7.0%
Auto Manufacturers	5.3%
Environmental Control	4.3%
Retail	4.1%
Chemicals	4.0%
Mining	2.6%
Other/Cash & Equivalents	28.4%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/CIFC Floating Rate Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	3.41%	9.77%	4.09%	4.23%
Class A with load	-1.53%	4.57%	3.09%	3.50%
Class C	3.02%	8.97%	3.32%	3.44%
Class I	3.54%	10.05%	4.40%	4.50%
S&P/LSTA U.S. Leveraged Loan 100 Index(a)	3.61%	10.65%	4.14%	3.81%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2019, supplimented March 29, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds are 1.74% for Class A and 2.48% for Class C, and 1.48% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P/LSTA U.S. Leveraged Loan 100 Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. The Index consists of 100 loan facilities drawn from a larger benchmark - the S&P/SLTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI). Investors cannot invest directly in an index.

**	Inception date is December 31, 2012.

Top Ten Holdings by Industry	% of Net Assets
Business Equipment & Services	10.7%
Electronics/Electrical	9.6%
Health Care	8.6%
Financial Intermediaries	5.7%
Ecological Services & Equipment	4.2%
Radio & Television	4.0%
Food Service	3.6%
Diversified Insurance	3.5%
Leisure Goods	3.4%
Telecommunications	3.4%
Other/Cash & Equivalents	43.3%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH High Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception **
Class A	3.17%	8.36%	3.25%	2.72%	2.79%
Class A with load	-1.73%	3.21%	2.25%	2.23%	2.36%
Class C	2.78%	7.26%	2.43%	1.94%	2.02%
Class I	3.30%	8.34%	3.46%	N/A	0.15%
BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)	3.85%	14.40%	6.12%	7.49%	7.54%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses are 1.87% for Class A, 2.62% for Class C and 1.62% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmark, and July 1, 2013 for Class I.

% of
Top 10 Holdings by Industry	Total Net Assets
Auto Parts & Equipment	11.7%
Real Estate Investment Trusts	11.2%
Retail	9.1%
Mining	8.8%
Investment Companies	7.0%
Home Builders	6.9%
Office/Business Equipment	6.1%
Telecommunications	6.0%
Building Materials	4.0%
Apparel	3.9%
Other/Cash & Equivalents	25.3%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH Total Return Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	5.51%	19.42%	3.82%	3.78%	2.12%
Class A with load	-0.56%	12.56%	2.60%	3.17%	1.60%
Class C	5.12%	18.56%	3.06%	3.02%	1.37%
Class I	5.41%	19.76%	4.09%	N/A	1.80%
S&P 500 Total Return Index(a)	10.92%	31.49%	11.70%	13.56%	9.85%
BofA Merrill Lynch U.S. Cash Pay High Yield Index(b)	3.85%	14.40%	6.12%	7.49%	7.54%
Blended Index(c)	7.36%	22.78%	8.99%	10.60%	8.84%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 3.30% for Class A, 4.05% for Class C and 3.05% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

(c)	Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the BofA Merrill Lynch U.S. Cash Pay High Yield Index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmarks, and July 1, 2013 for Class I.

% of
Top 10 Holdings by Industry	Total Net Assets
Investment Companies	22.5%
Diversified Financial Services	10.2%
Telecommunications	6.4%
Oil & Gas	5.4%
Auto Parts & Equipment	5.0%
Retail	4.6%
Private Equity	4.5%
Semiconductors	4.4%
Real Estate Investment Trusts	4.1%
Equity Funds	4.0%
Other/Cash & Equivalents	28.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Stone Beach Income Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	2.57%	6.25%	2.51%	2.77%
Class A with load	-2.27%	1.20%	1.51%	1.80%
Class C	2.17%	5.47%	1.74%	1.97%
Class I	2.60%	6.53%	2.73%	2.99%
BofA Merryll Lynch U.S. Cash Pay High Yield Index(a)	3.85%	14.40%	6.12%	5.75%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses are 2.60% for Class A, 3.35% for Class C and 2.35% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

**	Inception date is November 20, 2014.

Top Holdings by Security Type *	% of Total Investments
Federal National Mortgage Association	45.1%
Interest Only Federal National Mortgage Association	14.1%
Federal Home Loan Mortgage Association	12.1%
Private Collateralized Mortgage Obligation	9.5%
Real Estate Investment Trusts	7.5%
Interest Only Federal Home Loan Mortgage Association	5.1%
Government National Mortgage Association	3.1%
Exchange Traded Fund	1.5%
Interest Only Government National Mortgage Association	1.0%
Mortgage Notes	0.5%
Preferred Stock	0.5%
100.0%

* Based on market value

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 89.1%
	AEROSPACE/DEFENSE - 4.8%
$2,500,000	TransDigm, Inc.	6.500	7/15/2024	$2,583,588

	DIVERSIFIED FINANCIAL SERVICES - 6.0%
800,000	Mastercard, Inc.	3.650	6/1/2049	890,342
2,257,000	Oppenheimer Holdings, Inc.	6.750	7/1/2022	2,335,995
				3,226,337
	ELECTRIC - 3.6%
1,844,000	DPL, Inc.	7.250	10/15/2021	1,941,548

	ELECTRICAL COMPONETS & EQUIPMENT - 2.9%
1,539,000	WESCO Distribution, Inc.	5.375	12/15/2021	1,545,649

	ENVIRONMENTAL CONTROL - 1.0%
500,000	Waste Management, Inc.	4.000	7/15/2039	561,283

	HEALTHCARE - SERVICES - 6.5%
3,367,000	Centene Corp.	6.125	2/15/2024	3,497,471

	HOUSEHOLD PRODUCTS/WARES - 3.3%
1,700,000	Central Garden & Pet Co.	6.125	11/15/2023	1,760,206

	INTERNET - 6.0%
3,169,000	VeriSign, Inc.	4.625	5/1/2023	3,226,311

	INVESTMENT COMPANIES - 6.1%
3,303,000	Icahn Enterprises LP	5.875	2/1/2022	3,313,008

	IRON/STEEL - 4.7%
2,049,000	Steel Dynamics, Inc.	5.125	10/1/2021	2,050,247
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	509,780
				2,560,027
	LEISURE TIME - 0.2%
110,000	Brunswick Corp.	7.375	9/1/2023	125,364

	REAL ESTATE INVESTMENT TRUSTS - 18.5%
4,062,000	Equinix, Inc.	5.375	1/1/2022	4,116,593
1,210,000	Sabra Health Care LP	5.125	8/15/2026	1,304,229
1,400,000	Diversified Healthcare Trust	6.750	4/15/2020	1,405,013
3,000,000	Diversified Healthcare Trust	6.750	12/15/2021	3,185,283
				10,011,118
	RETAIL - 18.9%
7,298,000	Carvana Co.	8.875	10/1/2023	7,713,037
2,525,000	Lowe’s Cos., Inc.	4.625	4/15/2020	2,529,966
				10,243,003
	SEMICONDUCTORS - 3.3%
25,000	Broadcom Corp.	2.500	8/15/2022	24,635
1,720,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125	1/15/2025	1,742,135
				1,766,770

	SOFTWARE - 3.3%
1,086,000	CA, Inc.	4.500	8/15/2023	1,142,616
500,000	Microsoft Corp.	4.500	2/6/2057	649,470
				1,792,086

	TOTAL CORPORATE BONDS (Cost - $47,809,420)			48,153,769

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 4.0%
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
$1,281,000	EZCORP, Inc.	2.375	5/1/2025	$1,048,819

	INTERNET - 2.1%
160,000	Twitter, Inc.	1.000	9/15/2021	156,000
1,000,000	Zillow Group, Inc.	1.500	7/1/2023	962,430
				1,118,430

	TOTAL CONVERTIBLE BONDS (Cost - $2,201,277)			2,167,249

Shares
	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
538,535	First American Government Obligations Fund - Institutional Class, 1.53% *			$538,535
	TOTAL SHORT-TERM INVESTMENTS (Cost - $538,535)			538,535

	TOTAL INVESTMENTS - 94.1% (Cost - $50,549,232)			$50,859,553
	OTHER ASSETS LESS LIABILITIES - 5.9%			3,202,250
	NET ASSETS - 100.0%			$54,061,803

LP - Limited Partnership

*	Rate shown represents the rate at December 31, 2019, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 91.8%
$53,316	ABFC 2003-AHL1 Trust	1 Month LIBOR + 1.275%	3.067	*	3/25/2033	$53,137
176,968	Accredited Mortgage Loan Trust 2003-2	1 Month LIBOR + 0.740%	2.532	*	10/25/2033	172,612
120,900	Accredited Mortgage Loan Trust 2003-3	1 Month LIBOR + 0.760%	2.552	*	1/25/2034	118,562
73,014	ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1	1 Month LIBOR + 1.575%	3.367	*	4/25/2034	72,491
2,069,072	AFC Home Equity Loan Trust	1 Month LIBOR + 0.650%	2.442	*	6/25/2029	1,771,813
250,191	AFC Home Equity Loan Trust 1998-1	1 Month LIBOR + 0.660%	2.452	*	4/25/2028	247,835
438,204	AFC Home Equity Loan Trust 1998-2	1 Month LIBOR + 0.550%	2.342	*	6/25/2028	422,826
93,038	Alternative Loan Trust 2004-24CB		6.000		11/25/2034	96,303
44,812	Alternative Loan Trust 2005-2		4.073	#	3/25/2035	45,475
447,347	Alternative Loan Trust 2005-7CB		5.500		2/25/2020	451,145
73,969	Ameriquest Mort Sec, Inc. Asset Bckd Ps Thr Cert Ser 2002-AR1	1 Month LIBOR + 1.950%	3.742	*	9/25/2032	74,912
1,598,075	Amresco Residential Securities Corp. Mort Loan Trust 1999-1	1 Month LIBOR + 1.250%	3.042	*	11/25/2029	1,600,342
167,056	AMRESCO Residential Securities Corp. Mortgage Loan Trust 1997-3		5.948	#	9/25/2027	167,499
65,751	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W7	1 Month LIBOR + 2.700%	4.194	*	9/25/2033	65,940
98,764	Argent Securities Trust 2006-W1	1 Month LIBOR + 0.300%	2.092	*	3/25/2036	93,427
529,493	Asset-Backed Pass-Through Certificates Series 2004-R2	1 Month LIBOR + 0.720%	2.512	*	4/25/2034	525,999
193,062	Banc of America Alternative Loan Trust 2005-12		5.250		1/25/2021	186,175
15,719	Banc of America Funding 2004-3 Trust		5.500		10/25/2034	15,586
12,359	Banc of America Funding 2004-C Trust		4.065	#	12/20/2034	12,118
843,297	Banc of America Funding 2005-G Trust		3.794	#	10/20/2035	852,998
390,881	Banc of America Funding 2005-G Trust		3.476	#	10/20/2035	385,179
411,434	Banc of America Funding 2005-H Trust		4.111	#	11/20/2035	406,140
215,806	Banc of America Funding 2006-A Trust		4.495	#	2/20/2036	216,004
2,100,967	Banc of America Funding 2006-I Trust		4.357	#	12/20/2036	2,081,898
312,227	Banc of America Funding 2007-A Trust	1 Month LIBOR + 0.210%	1.975	*	2/20/2047	286,304
183,460	BankBoston Home Equity Loan Trust 1998-1		6.660		7/25/2028	181,864
305,000	Bayview Opportunity Master Fund IVb Trust 2017-SPL2 - 144A		4.250	#	6/28/2054	314,188
127,803	Bear Stearns ALT-A Trust 2006-8		3.770	#	8/25/2046	124,619
68,712	Bear Stearns ARM Trust 2004-10		4.552	#	1/25/2035	69,777
73,088	Bear Stearns ARM Trust 2006-2		4.231	#	7/25/2036	70,687
172,103	Bear Stearns Asset Backed Securities I Trust 2004-FR2	1 Month LIBOR + 2.625%	4.417	*	6/25/2034	170,470
260,172	Bear Stearns Asset Backed Securities I Trust 2004-FR3	1 Month LIBOR + 1.755%	3.547	*	9/25/2034	261,396
111,644	Bear Stearns Asset Backed Securities I Trust 2004-HE7	1 Month LIBOR + 2.925%	4.717	*	8/25/2034	113,263
255,160	Bear Stearns Asset Backed Securities I Trust 2004-HE7	1 Month LIBOR + 0.900%	2.692	*	8/25/2034	250,924
524,220	Bear Stearns Asset Backed Securities Trust 2003-2	1 Month LIBOR + 3.000%	4.792	*	3/25/2043	535,080
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3	1 Month LIBOR + 2.775%	4.567	*	4/25/2034	463,012
173,890	Bear Stearns Asset Backed Securities Trust 2006-SD3		4.321	#	7/25/2036	174,562
141,226	Carrington Mortgage Loan Trust Series 2004-NC2	1 Month LIBOR + 1.035%	2.827	*	8/25/2034	142,512
500,000	Cascade MH Asset Trust 2019-MH1 -144A		5.985	#	11/1/2044	504,033
758,170	C-BASS 2007-CB1 TRUST		3.516	+	1/25/2037	381,394
36,869	CDC Mortgage Capital Trust 2002-HE1	1 Month LIBOR + 0.620%	2.412	*	1/25/2033	36,732
22,411	CDC Mortgage Capital Trust 2003-HE4	1 Month LIBOR + 0.620%	2.412	*	3/25/2034	21,734
33,592	Centex Home Equity Loan Trust 2002-A		5.540		1/25/2032	34,134
31,519	Chase Funding Trust Series 2002-3		5.907	+	6/25/2032	31,358
1,734,410	Chase Funding Trust Series 2003-6	1 Month LIBOR + 0.750%	2.542	*	11/25/2034	1,736,346
388,150	Chase Mortgage Finance Trust Series 2006-S4		6.000		12/25/2036	292,228
10,670	Chase Mortgage Finance Trust Series 2007-A1		4.599	#	2/25/2037	10,882
200,023	CHEC Loan Trust 2004-2	1 Month LIBOR + 0.640%	2.432	*	6/25/2034	199,607
146,648	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1 - 144A	1 Month LIBOR + 0.330%	2.122	*	1/25/2035	146,259
168,471	CHL Mortgage Pass-Through Trust 2003-56		4.666	#	12/25/2033	168,515
299,980	CHL Mortgage Pass-Through Trust 2004-HYB5		4.145	#	4/20/2035	303,448
785,745	CHL Mortgage Pass-Through Trust 2004-HYB6		3.939	#	11/20/2034	808,110
885,145	CHL Mortgage Pass-Through Trust 2005-HYB9	12 Month LIBOR + 1.750%	3.793	*	2/20/2036	871,293
1,093,294	CHL Mortgage Pass-Through Trust 2006-3	1 Month LIBOR + 0.250%	2.042	*	2/25/2036	1,028,040
151,841	CHL Mortgage Pass-Through Trust 2006-J4		6.250		9/25/2036	112,963
2,646,087	CHL Mortgage Pass-Through Trust 2007-1		6.000		3/25/2037	2,210,039
2,600,273	CHL Mortgage Pass-Through Trust 2007-18		6.500		11/25/2037	1,750,709
393,548	CHL Mortgage Pass-Through Trust 2007-HY3		4.338	#	6/25/2047	381,942
111,069	Citigroup Mortgage Loan Trust 2006-WF1		4.866	+	3/25/2036	76,998
22,667	Citigroup Mortgage Loan Trust 2006-WF1		4.866	+	3/25/2036	15,711
14,002	Citigroup Mortgage Loan Trust 2007-AR5		4.516	#	4/25/2037	13,480
168,227	Citigroup Mortgage Loan Trust 2007-FS1 - 144A		5.750	+	10/25/2037	172,751
702,403	Citigroup Mortgage Loan Trust, Inc. - 144A	1 Month LIBOR + 0.350%	2.142	*	2/25/2031	671,528
49,133	Citigroup Mortgage Loan Trust, Inc.		5.000		7/25/2034	49,121
797,365	Citigroup Mortgage Loan Trust, Inc.	1 Month LIBOR + 0.630%	2.422	*	2/25/2035	788,329
80,257	Countrywide Asset-Backed Certificates	1 Month LIBOR + 1.500%	3.292	*	3/25/2033	80,640
181,732	Countrywide Asset-Backed Certificates		5.115	+	2/25/2035	181,788
13,468	Credit Suisse First Boston Mortgage Securities Corp.		4.500		7/25/2020	13,402
418	Credit Suisse First Boston Mortgage Securities Corp.		5.000		9/25/2020	420
884,950	Credit Suisse First Boston Mortgage Securities Corp.		6.500		1/25/2036	506,624
471,739	Credit-Based Asset Servicing & Securitization LLC		5.820	#	1/25/2033	470,201

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 91.8%
$37,734	Credit-Based Asset Servicing & Securitization LLC	1 Month LIBOR + 1.900%	3.692	*	2/25/2033	$39,051
153,470	Credit-Based Asset Servicing & Securitization LLC	1 Month LIBOR + 0.780%	2.572	*	7/25/2033	151,442
107,953	Credit-Based Asset Servicing & Securitization LLC	1 Month LIBOR + 0.915%	2.707	*	1/25/2034	106,980
33,800	Credit-Based Asset Servicing & Securitization LLC	1 Month LIBOR + 1.725%	3.517	*	7/25/2035	33,824
731,972	Credit-Based Asset Servicing & Securitization LLC - 144A	1 Month LIBOR + 1.600%	3.392	*	9/25/2035	731,922
53,954	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.500		12/25/2033	54,597
49,011	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5		4.366	#	6/25/2034	48,836
76,795	Delta Funding Home Equity Loan Trust 1999-2		7.030		8/15/2030	76,938
416,162	Delta Funding Home Equity Loan Trust 1999-3	1 Month LIBOR + 0.820%	2.560	*	9/15/2029	414,190
101,658	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-2		5.590	+	1/25/2034	103,855
263,606	EMC Mortgage Loan Trust 2001-A - 144A	1 Month LIBOR + 0.740%	2.532	*	5/25/2040	261,526
450,158	Encore Credit Receivables Trust 2005-1	1 Month LIBOR + 1.020%	2.812	*	7/25/2035	441,922
7,171,464	Fannie Mae REMICS		3.500		5/25/2039	386,333
250,541	First Franklin Mortgage Loan Trust 2005-FF1	1 Month LIBOR + 1.125%	2.917	*	12/25/2034	252,807
549,226	First Franklin Mortgage Loan Trust 2005-FF1	1 Month LIBOR + 0.735%	2.527	*	12/25/2034	583,704
79,875	First Horizon Alternative Mortgage Securities Trust 2004-AA3		4.067	#	9/25/2034	80,189
20,836	First Horizon Alternative Mortgage Securities Trust 2005-AA6		4.166	#	8/25/2035	19,901
52,533	First Horizon Mortgage Pass-Through Trust 2000-H		4.550	#	5/25/2030	52,842
18,250	Fremont Home Loan Trust 2003-A	1 Month LIBOR + 2.588%	4.380	*	8/25/2033	18,519
112,103	Fremont Home Loan Trust 2006-2	1 Month LIBOR + 0.170%	1.962	*	2/25/2036	107,420
216,830	GE Mortgage Services LLC		6.645	#	9/25/2028	223,347
2,773,288	GE-WMC Mortgage Securities Trust 2006-1	1 Month LIBOR + 0.150%	1.942	*	8/25/2036	1,751,741
246,522	GMACM Home Equity Loan Trust 2004-HE2		4.700	+	10/25/2033	249,190
258,365	GMACM Home Equity Loan Trust 2004-HE5		5.865	+	9/25/2034	263,018
151,299	GMACM Mortgage Loan Trust 2005-AR1		5.498	#	3/18/2035	150,677
122,395	GMAT 2013-1 Trust - 144A		6.967	+	11/25/2043	122,447
72,991	GSAA Home Equity Trust 2005-3	1 Month LIBOR + 1.950%	3.742	*	12/25/2034	73,176
341,504	GSAA Home Equity Trust 2006-13		6.040	#	7/25/2036	182,118
270,620	GSAA Home Equity Trust 2006-15		5.876	+	9/25/2036	123,156
156,882	GSAMP Trust 2007-FM2	1 Month LIBOR + 0.090%	1.882	*	1/25/2037	105,369
370,791	GSAMP Trust 2007-FM2	1 Month LIBOR + 0.060%	1.852	*	1/25/2037	247,938
15,326	GSAMP Trust 2007-HSBC1	1 Month LIBOR + 0.850%	2.642	*	2/25/2047	15,372
212,188	GSMPS Mortgage Loan Trust - 144A		5.341	#	6/19/2027	213,867
492,605	GSR Mortgage Loan Trust 2003-5F		4.000		8/25/2032	502,708
140,370	GSR Mortgage Loan Trust 2004-14		4.187	#	12/25/2034	144,833
288,718	GSR Mortgage Loan Trust 2005-AR4		4.507	#	7/25/2035	289,285
55,071	GSR Mortgage Loan Trust 2005-AR6		4.541	#	9/25/2035	56,440
64,115	HarborView Mortgage Loan Trust 2004-6		3.579	#	8/19/2034	65,261
38,440	Home Equity Asset Trust	1 Month LIBOR + 1.900%	3.692	*	11/25/2032	38,544
44,563	Home Equity Asset Trust	1 Month LIBOR + 2.370%	4.162	*	8/25/2033	44,702
78,667	Home Equity Asset Trust	1 Month LIBOR + 2.100%	3.892	*	7/25/2034	81,029
65,666	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2002-B	1 Month LIBOR + 1.425%	3.217	*	10/25/2033	65,872
130,051	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A	1 Month LIBOR + 0.860%	2.652	*	10/25/2033	129,787
597,294	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C	1 Month LIBOR + 2.625%	4.417	*	3/25/2035	590,842
105,980	Home Equity Mortgage Trust	1 Month LIBOR + 1.600%	3.392	*	2/25/2035	106,510
162,234	HomeBanc Mortgage Trust 2005-5	1 Month LIBOR + 0.340%	2.132	*	1/25/2036	161,791
548,844	HSI Asset Securitization Corp Trust 2007-NC1	1 Month LIBOR + 0.140%	1.932	*	4/25/2037	469,103
325,516	Impac CMB Trust Series 2004-10	1 Month LIBOR + 0.740%	2.532	*	3/25/2035	321,304
119,829	Impac CMB Trust Series 2004-10	1 Month LIBOR + 0.640%	2.432	*	3/25/2035	117,932
1,694,937	Impac CMB Trust Series 2004-9	1 Month LIBOR + 0.975%	2.767	*	1/25/2035	1,637,264
96,156	Impac CMB Trust Series 2005-4	1 Month LIBOR + 0.690%	2.482	*	5/25/2035	89,638
32,106	IndyMac INDX Mortgage Loan Trust 2004-AR6		4.455	#	10/25/2034	31,968
130,846	IndyMac INDX Mortgage Loan Trust 2005-AR3		4.071	#	4/25/2035	131,392
35,935	Irwin Home Equity Loan Trust 2004-1	1 Month LIBOR + 2.050%	3.842	*	12/25/2034	35,481
860,117	IXIS Real Estate Capital Trust 2005-HE2	1 Month LIBOR + 0.930%	2.722	*	9/25/2035	886,698
463,541	IXIS Real Estate Capital Trust 2006-HE2	1 Month LIBOR + 0.160%	1.952	*	8/25/2036	186,560
282,772	JP Morgan Alternative Loan Trust		6.500		12/25/2035	190,969
183,818	JP Morgan Mortgage Acquisition Trust 2007-CH2		4.608	+	10/25/2030	136,465
28,610	JP Morgan Mortgage Trust 2004-A3		4.920	#	7/25/2034	29,607
76,070	JP Morgan Mortgage Trust 2004-A5		3.918	#	12/25/2034	77,029
265,186	JP Morgan Mortgage Trust 2004-S1		5.000		9/25/2034	265,630
47,212	JP Morgan Mortgage Trust 2005-A1		4.622	#	2/25/2035	48,376
98,586	JP Morgan Mortgage Trust 2005-A6		4.313	#	9/25/2035	101,179
72,243	JP Morgan Mortgage Trust 2006-A2		4.205	#	4/25/2036	72,517
105,646	JP Morgan Mortgage Trust 2007-A1		4.527	#	7/25/2035	107,193
890,182	JP Morgan Mortgage Trust 2007-A1		4.405	#	7/25/2035	897,294
247,557	Lehman Mortgage Trust 2005-3		6.000		1/25/2036	138,741
2,251,666	Lehman Mortgage Trust 2006-7		4.916	#	9/25/2036	982,103
184,795	Lehman XS Trust 2007-3	1 Month LIBOR + 0.160%	1.952	*	3/25/2037	176,391
103,573	Long Beach Mortgage Loan Trust 2001-4	1 Month LIBOR + 1.425%	3.217	*	3/25/2032	104,112

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 91.8%
$34,507	Long Beach Mortgage Loan Trust 2004-1	1 Month LIBOR + 1.500%	3.292	*	2/25/2034	$34,594
26,039	Long Beach Mortgage Loan Trust 2004-3	1 Month LIBOR + 2.925%	4.717	*	7/25/2034	26,041
38,284	Long Beach Mortgage Loan Trust 2004-3	1 Month LIBOR + 0.855%	2.647	*	7/25/2034	37,536
1,000,000	Luxury Lease Partners Auto Lease Trust 2019-ARC1 - 144A		4.110		12/15/2026	999,945
18,413	MASTR Adjustable Rate Mortgages Trust 2003-5		3.216	#	11/25/2033	18,032
350,000	MASTR Adjustable Rate Mortgages Trust 2004-11	1 Month LIBOR + 1.750%	3.542	*	11/25/2034	347,455
50,193	MASTR Adjustable Rate Mortgages Trust 2004-4		3.911	#	5/25/2034	50,709
397,003	MASTR Adjustable Rate Mortgages Trust 2006-2		4.733	#	4/25/2036	404,446
1,642,595	MASTR Asset Securitization Trust 2004-3		5.500		3/25/2034	1,660,858
2,768	MASTR Asset Securitization Trust 2005-1		5.000		5/25/2020	2,765
26,006	MASTR Seasoned Securitization Trust 2004-1		4.466	#	10/25/2032	26,918
68,597	Merrill Lynch Mortgage Investors Trust MLMI Series 2002-A3		4.250	#	9/25/2032	70,642
4,961	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E	6 Month LIBOR + 0.720%	2.779	*	11/25/2029	5,018
263,683	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A1		4.627	#	12/25/2034	276,270
195,187	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC5	1 Month LIBOR + 0.900%	2.692	*	5/25/2034	193,210
91,886	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC8	1 Month LIBOR + 1.500%	3.292	*	9/25/2034	91,743
121,928	Morgan Stanley ABS Capital I, Inc. Trust 2006-HE7	1 Month LIBOR + 0.160%	1.952	*	9/25/2036	67,148
160,184	Morgan Stanley ABS Capital I, Inc. Trust 2006-NC5	1 Month LIBOR + 0.070%	1.862	*	10/25/2036	102,156
214,780	Morgan Stanley ABS Capital I, Inc. Trust 2007-HE5	1 Month LIBOR + 0.250%	0.672	*	3/25/2037	120,429
738,757	Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD2	1 Month LIBOR + 0.930%	2.722	*	4/25/2034	730,183
421,143	Morgan Stanley Dean Witter Capital I, Inc. Trust 2002-AM1	1 Month LIBOR + 1.530%	3.322	*	1/25/2032	434,548
317,118	Morgan Stanley Dean Witter Capital I, Inc. Trust 2003-HYB1		3.711	#	3/25/2033	318,396
49,452	Morgan Stanley Mortgage Loan Trust 2004-5AR		4.030	#	7/25/2034	50,926
334,393	Morgan Stanley Mortgage Loan Trust 2004-6AR	1 Month LIBOR + 3.675%	5.467	*	7/25/2034	349,245
31,272	MortgageIT Trust 2005-1	1 Month LIBOR + 1.250%	2.941	*	2/25/2035	31,561
519,974	MRFC Mortgage Pass-Through Trust Series 1999-TBC2	1 Month LIBOR + 0.480%	2.220	*	6/15/2030	519,960
785,754	New Century Alternative Mortgage Loan Trust 2006-ALT2		5.073	+	10/25/2036	342,836
768,353	New Century Alternative Mortgage Loan Trust 2006-ALT2		5.073	+	10/25/2036	335,561
218,823	New York Mortgage Trust 2006-1		4.536	#	5/25/2036	214,213
610,025	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3		5.318	#	8/25/2035	395,078
617,930	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5		3.692	#	10/25/2035	615,525
502,089	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR6		4.439	#	12/25/2035	505,597
102,035	NovaStar Mortgage Funding Trust Series 2003-1	1 Month LIBOR + 1.425%	3.217	*	5/25/2033	102,166
146,605	NovaStar Mortgage Funding Trust Series 2003-4	1 Month LIBOR + 1.065%	2.857	*	2/25/2034	146,270
630,591	NovaStar Mortgage Funding Trust Series 2006-4	1 Month LIBOR + 0.150%	1.942	*	9/25/2036	344,622
555,793	NovaStar Mortgage Funding Trust Series 2007-1		5.860	#	3/25/2037	303,311
150,000	Popular ABS Mortgage Pass-Through Trust 2005-B	1 Month LIBOR + 1.250%	3.042	*	8/25/2035	154,198
34,476	Prime Mortgage Trust 2006-CL1	1 Month LIBOR + 0.500%	2.292	*	2/25/2035	33,151
292,445	RALI Series 2004-QA4 Trust		4.375	#	9/25/2034	296,279
843,980	RAMP Series 2002-RS3 Trust		5.572	#	6/25/2032	867,009
184,631	RAMP Series 2002-RS3 Trust	1 Month LIBOR + 0.975%	2.767	*	6/25/2032	176,431
1,133,983	RAMP Series 2003-RS10 Trust	1 Month LIBOR + 2.550%	4.342	*	11/25/2033	1,168,405
89,333	RAMP Series 2003-RS9 Trust	1 Month LIBOR + 2.700%	4.492	*	10/25/2033	91,227
139,245	RASC Series 2001-KS3 Trust		6.980	+	9/25/2031	143,715
51,296	RASC Series 2001-KS3 Trust	1 Month LIBOR + 2.475%	4.267	*	9/25/2031	50,359
47,631	RASC Series 2001-KS3 Trust	1 Month LIBOR + 0.460%	2.252	*	9/25/2031	47,296
47,884	RASC Series 2003-KS4 Trust		5.110	+	6/25/2033	48,441
996,762	RASC Series 2003-KS4 Trust	1 Month LIBOR + 0.580%	2.372	*	6/25/2033	976,745
846,806	RASC Series 2004-KS1 Trust		0.000	#	2/25/2034	853,486
69,583	Renaissance Home Equity Loan Trust		5.909	+	4/25/2037	32,580
75,076	Renaissance Home Equity Loan Trust 2004-2		6.011	+	7/25/2034	73,436
594,020	Renaissance Home Equity Loan Trust 2004-2		5.914	+	7/25/2034	597,311
441,813	Renaissance Home Equity Loan Trust 2005-4		5.825	+	2/25/2036	442,383
239,209	Renaissance Home Equity Loan Trust 2006-1		5.608	+	5/25/2036	155,547
154,653	Renaissance Home Equity Loan Trust 2006-4		5.545	+	1/25/2037	82,905
330,202	Renaissance Home Equity Loan Trust 2007-2		5.675	+	6/25/2037	138,458
204,030	Renaissance Home Equity Loan Trust 2007-3		7.238	+	9/25/2037	117,265
178,206	Residential Asset Securitization Trust 2005-A4	1 Month LIBOR + 0.450%	2.242	*	4/25/2035	137,463
108,303	RFMSI Series 2006-S3 Trust		5.500		3/25/2036	104,838
321,820	Saxon Asset Securities Tr 2000-2 Mort Ln As Bk Cer Se 2000-2		8.664	+	7/25/2030	275,731
98,371	Saxon Asset Securities Trust 2004-2		4.038	+	8/25/2035	90,716
64,622	Saxon Asset Securities Trust 2005-1	1 Month LIBOR + 0.720%	2.512	*	5/25/2035	62,494
89,627	Securitized Asset Backed Receivables LLC Trust 2005-FR2	1 Month LIBOR + 0.975%	2.767	*	3/25/2035	89,971
7,390	Sequoia Mortgage Trust 2013-1		1.855	#	2/25/2043	7,095

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 91.8%
$445,048	Specialty Underwriting & Residential Finance Trust Series 2006-BC5	1 Month LIBOR + 0.100%	1.892	*	11/25/2037	$312,466
341,882	Structured Adjustable Rate Mortgage Loan Trust		3.297	#	1/25/2035	333,902
179,565	Structured Adjustable Rate Mortgage Loan Trust		4.292	#	4/25/2035	179,932
217,813	Structured Asset Investment Loan Trust 2004-9	1 Month LIBOR + 1.950%	3.742	*	10/25/2034	219,943
77,377	Structured Asset Mortgage Investments II Trust 2005-AR5	1 Month LIBOR + 0.250%	2.014	*	7/19/2035	76,512
17,720	Structured Asset Securities Corp. Mor Cer Ser 2003-31A		4.054	#	10/25/2033	18,137
1,879,000	Structured Asset Securities Corp. Mortgage Loan Trust 2007-TC1 - 144A	1 Month LIBOR + 1.750%	3.542	*	4/25/2031	1,981,434
2,933	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-RF3 - 144A		4.238	#	10/25/2036	2,930
1,414,591	Structured Asset Securities Corp. Mortgage Pass Through Certificates Ser 2001-SB1		3.375		8/25/2031	1,393,708
2,532	Structured Asset Securities Corp. Mortgage Pass Through Certificates Ser 2001-SB1		3.375		8/25/2031	2,548
83,606	Structured Asset Securities Corp. Mortgage Pass-through Certificates 2004-S2	1 Month LIBOR + 3.225%	5.017	*	6/25/2034	83,788
201,839	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A		4.271	#	11/25/2033	204,806
3,306,977	TBW Mortgage-Backed Trust Series 2006-3		6.500		7/25/2036	1,714,903
115,815	Terwin Mortgage Trust 2004-7HE - 144A	1 Month LIBOR + 0.850%	2.642	*	7/25/2034	112,686
29,611	Thornburg Mortgage Securities Trust 2006-4		4.273	#	7/25/2036	28,675
1,013,566	Thornburg Mortgage Securities Trust 2007-2	12 Month LIBOR + 1.250%	3.251	*	6/25/2037	964,011
334,010	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust		4.400	#	9/25/2033	333,234
157,860	WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust		4.385	#	1/25/2035	163,586
568,379	WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust		2.627	*	8/25/2046	555,843
112,153	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust		5.500		2/25/2021	110,639
1,413,090	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust		6.086	+	9/25/2036	655,874
1,910,046	Washington Mutural Asset-Backed Certificates WMABS Series 2007-HE1 Trust	1 Month LIBOR + 0.240%	2.032	*	11/25/2036	973,441
56,205	Wells Fargo Mortgage Backed Securities 2006-AR12 Trust		4.714	#	9/25/2036	55,666
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $71,609,904)					72,636,109

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.0%
	INTEREST ONLY FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 1.0%
805,134	Freddie Mac REMICS		2.500		5/15/2028	47,323
843,537	Freddie Mac REMICS	1 Month LIBOR + 6.000%	4.260	*	7/15/2037	102,971
643,520	Freddie Mac REMICS		3.500		10/15/2038	21,550
2,163,390	Freddie Mac REMICS		3.000		3/15/2041	156,286
607,087	Freddie Mac REMICS	1 Month LIBOR + 6.500%	4.760	*	9/15/2041	96,789
2,171,908	Freddie Mac REMICS		4.000		10/15/2043	240,904
860,475	Freddie Mac REMICS		4.000		9/15/2045	38,994
598,426	Freddie Mac REMICS		4.000		5/15/2046	68,407
						773,224
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.7%
245,036	Fannie Mae REMICS		1.250		5/25/2043	227,322
337,373	Fannie Mae REMICS	1 Month LIBOR + 16.000%	4.000	*	12/25/2057	326,958
						554,280
	INTEREST ONLY FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.8%
1,818,434	Fannie Mae REMICS		4.000		5/25/2038	36,498
2,276,872	Fannie Mae REMICS		4.500		5/25/2039	72,988
2,225,239	Fannie Mae REMICS	1 Month LIBOR + 5.950%	4.158	*	12/25/2040	298,559
170,200	Fannie Mae REMICS		4.000		8/25/2044	19,237
635,049	Fannie Mae REMICS		6.000		2/25/2046	147,745
1,994,243	Fannie Mae REMICS	1 Month LIBOR + 6.150%	4.358	*	1/25/2048	379,403
2,386,394	Fannie Mae REMICS		4.500		9/25/2048	450,389
						1,404,819
	INTEREST ONLY GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.5%
1,557,756	Government National Mortgage Association	1 Month LIBOR + 7.650%	5.885	*	6/20/2033	316,079
875,264	Government National Mortgage Association		4.500		1/20/2035	27,644
2,134,470	Government National Mortgage Association		3.500		5/16/2040	246,661
418,873	Government National Mortgage Association	1 Month LIBOR + 6.620%	4.855	*	3/20/2042	74,518
4,758,070	Government National Mortgage Association		4.000		1/20/2045	508,425
						1,173,327

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $3,873,145)					3,905,650

Shares
	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
2,279,977	First American Government Obligations Fund - Institutional Class 1.53% **					2,279,977
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,279,977)

	TOTAL INVESTMENTS - 99.7% (Cost - $77,763,026)					$78,821,736
	OTHER ASSETS LESS LIABILITIES - 0.3%					260,891
	NET ASSETS - 100.0%					$79,082,627

*	Floating Rate, rate shown represents the rate at December 31, 2019.

#	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

+	Step Rate, rate shown represents the rate at December 31, 2019.

**	Rate shown represents the rate at December 31, 2019, is subject to change and resets daily.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019 the total market value of 144A securities is $6,235,516 or 7.88% of net assets.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares				Value
	COMMON STOCK - 55.1%
	AGRICULTURE - 7.0%
9,600	Bunge Ltd.			$552,480
2,291,700	Hanjaya Mandala Sampoerna Tbk. PT			346,664
32,600	Imperial Brands PLC - ADR			808,480
				1,707,624
	BEVERAGES - 1.0%
375,000	Thai Beverage PCL			248,206

	CHEMICALS - 1.3%
15,000	Mosaic Co. +			324,600

	ENVIRONMENTAL CONTROL - 4.3%
12,271	Tetra Tech, Inc.			1,057,269

	FOOD - 11.0%
15,450	Campbell Soup Co.			763,539
65,000	Cloetta AB			220,114
25,000	GrainCorp Ltd. *			133,209
197,800	Grupo Herdez SAB de CV			392,898
8,050	Nestle SA - ADR			871,493
20,000	Tiger Brands Ltd. *			301,369
				2,682,622
	HOUSEHOLD PRODUCT/WARES - 1.1%
17,000	Reckitt Benckiser Group PLC - ADR			281,520

	INVESTMENT COMPANIES - 2.5%
7,357	Pargesa Holding SA			611,216

	OIL & GAS - 3.6%
12,700	Exxon Mobil Corp.			886,206

	PHARMACEUTICALS - 10.1%
5,400	Johnson & Johnson			787,698
8,525	Novartis AG - ADR			807,232
17,300	Sanofi - ADR			868,460
				2,463,390
	SEMICONDUCTORS - 2.0%
9,000	Micron Technology, Inc. * +			484,020

	SOFTWARE - 1.6%
2,400	Microsoft Corp.			378,480

	TELECOMMUNICATIONS - 9.6%
20,400	Cisco Systems, Inc.			978,384
59,500	Orange SA - ADR			868,105
25,790	Vodafone Group PLC - ADR			498,521
				2,345,010

	TOTAL COMMON STOCK (Cost - $11,439,502)			13,470,163

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 1.0%
	BUILDING MATERIALS - 1.0%
$250,000	Cemex SAB de CV	3.720	3/15/2020	251,503
	TOTAL CONVERTIBLE BONDS (Cost - $251,000)

	CORPORATE BONDS - 35.3%
	AEROSPACE/DEFENSE - 1.4%
100,000	Arconic, Inc.	5.400	4/15/2021	103,129
250,000	Embraer Overseas Ltd.	6.375	1/15/2020	250,372
				353,501
	AIRLINES - 0.9%
200,000	United Airlines Holdings, Inc.	6.000	12/1/2020	206,880

	AUTO MANUFACTURERS - 5.3%
250,000	Fiat Chrysler Automobiles NV	4.500	4/15/2020	251,991
490,000	Ford Motor Co.	9.215	9/15/2021	538,635
250,000	Ford Motor Credit Co. LLC	3.339	3/28/2022	252,622
250,000	Ford Motor Credit Co. LLC	2.343	11/2/2020	249,574
				1,292,822
	AUTO PARTS & EQUIPMENT - 1.3%
295,000	Goodyear Tire & Rubber Co.	8.750	8/15/2020	307,283

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 35.3% (Continued)
	CHEMICALS - 2.7%
$624,000	Methanex Corp.	5.250	3/1/2022	$656,175

	COMPUTERS - 1.1%
250,000	Seagate HDD Cayman	4.250	3/1/2022	258,857

	DIVERSIFIED FINANCAL SERVICES - 0.4%
99,000	Aircastle Ltd.	7.625	4/15/2020	100,470

	FOOD - 1.2%
175,000	Safeway, Inc.	4.750	12/1/2021	179,882
106,000	Safeway, Inc.	3.950	8/15/2020	106,571
				286,453
	HOUSEWARES - 1.0%
250,000	Tupperware Brands Corp.	4.750	6/1/2021	252,012

	MACHINERY-DIVERSIFIED - 1.0%
250,000	Briggs & Stratton Corp.	6.875	12/15/2020	248,225

	MEDIA - 1.7%
110,000	DISH DBS Corp.	6.750	6/1/2021	115,970
300,000	DISH DBS Corp.	5.125	5/1/2020	302,232
				418,202
	MINING - 2.6%
400,000	AngloGold Ashanti Holdings PLC	5.375	4/15/2020	403,067
40,000	AngloGold Ashanti Holdings PLC	5.125	8/1/2022	42,337
175,000	Freeport-McMoRan, Inc.	3.550	3/1/2022	177,499
				622,903
	OIL & GAS - 7.1%
200,000	Murphy Oil Corp.	4.000	6/1/2022	204,499
300,000	Nabors Industries, Inc.	5.000	9/15/2020	301,616
250,000	Petroleos Mexicanos	6.000	3/5/2020	252,027
275,000	Petroleos Mexicanos	3.500	7/23/2020	276,482
697,000	Transocean, Inc.	6.500	11/15/2020	712,953
				1,747,577
	PIPELINES - 0.8%
200,000	Buckeye Partners LP	4.875	2/1/2021	203,610

	REAL ESTATE INVESTMENT TRUST - 1.0%
250,000	CoreCivic, Inc.	4.125	4/1/2020	250,000

	RETAIL - 4.1%
185,000	Foot Locker, Inc.	8.500	1/15/2022	205,813
300,000	L Brands, Inc.	5.625	2/15/2022	316,284
250,000	QVC, Inc.	5.125	7/2/2022	263,138
225,000	Yum! Brands, Inc.	3.875	11/1/2020	227,618
				1,012,853
	TELECOMMUNICATIONS - 1.7%
200,000	Sprint Communications, Inc.	7.000	8/15/2020	204,480
200,000	Sprint Corp.	7.250	9/15/2021	211,864
				416,344

	TOTAL CORPORATE BONDS (Cost - $8,610,500)			8,634,167

Shares
	CLOSED-END FUND - 1.4%
23,500	Sprott Physical Gold and Silver Trust			344,510
	TOTAL CLOSED-END FUND (Cost - $336,373)

	TOTAL INVESTMENTS - 92.8% (Cost - $20,637,375)			$22,700,343
	OTHER ASSETS LESS LIABILITIES - 7.2%			1,769,678
	NET ASSETS - 100.0%			$24,470,021

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.0)% *
150	Mosaic Co.	Pershing	390,000	1/17/2020 - $26.00	$750
	TOTAL OPTIONS (Premium - $21,593)

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares						Value
	COMMON STOCK - 0.1%
	SOFTWARE - 0.1%
7,817	Avaya Holdings Corp.					$105,530
	TOTAL COMMON STOCK (Cost - $198,736)

	EXCHANGE TRADED FUND - 1.9%
75,000	Invesco Senior Loan ETF					1,711,500
	TOTAL EXCHANGE TRADED FUND (Cost - $1,737,051)

Principal			Coupon Rate (%)		Maturity
	CORPORATE BONDS - 6.0%
	AUTO PARTS & EQUIPMENT - 0.9%
$750,000	Panther BF Aggregator 2 LP #		8.500		5/15/2027	798,263

	CHEMICALS - 0.2%
168,000	Olin Corp.		5.625		8/1/2029	177,752

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
740,000	Springleaf Finance Corp.		5.375		11/15/2029	773,781

	ENERGY-ALTERNATE SOURCES - 0.7%
561,000	Enviva Partners LP #		6.500		1/15/2026	602,026

	ENTERTAINMENT - 0.4%
183,000	Motion Bondco DAC #		6.625		11/15/2027	194,209
93,000	Scientific Games International, Inc. #		7.000		5/15/2028	99,914
93,000	Scientific Games International, Inc. #		7.250		11/15/2029	101,077
						395,200
	ENVIRONMENTAL CONTROL - 0.7%
185,000	GFL Environmental, Inc. #		5.125		12/15/2026	194,968
380,000	GFL Environmental, Inc. #		7.000		6/1/2026	402,514
						597,482
	FOOD - 0.4%
371,000	Albertsons Cos, Inc. #		4.625		1/15/2027	371,241

	MEDIA - 0.4%
365,000	CCO Holdings LLC #		4.750		3/1/2030	372,256

	PACKAGING & CONTAINERS - 0.5%
500,000	Plastipak Holdings, Inc. #		6.250		10/15/2025	432,480

	PIPELINES - 0.6%
558,000	Targa Resources Partners LP #		5.500		3/1/2030	574,043

	TELECOMMUNICATIONS - 0.4%
380,000	CenturyLink, Inc. #		5.125		12/15/2026	387,649

	TOTAL CORPORATE BONDS (Cost - $5,293,277)					5,482,173

		Variable Rate
	COLLATERALIZED LOAN OBLIGATIONS - 2.6%
500,000	Burnham Park Clo Ltd. #	3 Month LIBOR + 5.400%	7.366	*	10/20/2029	484,681
500,000	Carlyle US CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	7.966	*	4/20/2031	453,657
500,000	Goldentree Loan Management US Clo 2 Ltd. #	3 Month LIBOR + 4.700%	6.666	*	11/28/2030	457,865
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	7.340	*	7/25/2030	470,720
500,000	Sound Point CLO X Ltd. #	3 Month LIBOR + 5.250%	7.216	*	1/20/2028	453,008
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $2,417,765)					2,319,931

	BANK LOANS - 86.9%
	AEROSPACE & DEFENSE - 2.1%
432,432	Ontic	1 Month LIBOR + 4.750%	5.863	*	11/1/2026	437,297
67,568	Ontic	1 Month LIBOR + 4.750%	2.380	*	11/1/2026	68,328
174,825	Standard Aero	3 Month LIBOR + 4.000%	6.104	*	1/24/2026	176,259
325,175	StandardAero Aviation Holdings, Inc.	3 Month LIBOR + 4.000%	6.104	*	1/24/2026	327,841
491,247	Transdigm, Inc.	1 Month LIBOR + 2.500%	4.299	*	8/22/2024	493,499
393,378	Transdigm, Inc.	1 Month LIBOR + 2.500%	4.299	*	5/30/2025	395,078
						1,898,302
	AIR TRANSPORT - 2.6%
500,000	American Airlines, Inc.	1 Month LIBOR + 2.000%	3.715	*	10/11/2021	502,465
493,734	Lineage Logistics, LLC	1 Month LIBOR + 3.000%	4.799	*	2/27/2025	493,942
1,350,000	WestJet Airlines	3 Month LIBOR + 3.000%	4.559	*	10/8/2026	1,363,864
						2,360,271
	AUTOMOTIVE - 2.2%
750,000	Caliber Collision	1 Month LIBOR + 3.500%	5.305	*	4/30/2026	753,986
498,747	FleetPride, Inc.	3 Month LIBOR + 4.500%	6.445	*	2/4/2026	495,006
33,000	KAR Auction Services, Inc.	1 Month LIBOR + 2.250%	4.063	*	9/19/2026	33,279
750,000	Wand NewCo 3, Inc.	1 Month LIBOR + 3.500%	5.299	*	2/5/2026	757,268
						2,039,539

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 86.9% (Continued)
	BUILDING & DEVELOPMENT - 1.2%
$341,623	Capital Automotive LP	1 Month LIBOR + 2.500%	4.300	*	3/25/2024	$343,305
344,447	Capital Automotive LP	1 Month LIBOR + 6.000%	7.800	*	3/24/2025	346,600
416,461	DTZ U.S. Borrower, LLC	1 Month LIBOR + 3.250%	5.049	*	8/21/2025	417,567
						1,107,472
	BUSINESS EQUIPMENT & SERVICES - 10.7%
1,364,865	Allied Universal Holdco LLC	1 Month LIBOR + 4.250%	6.049	*	7/10/2026	1,374,815
135,135	Allied Universal Holdco LLC	1 Month LIBOR + 4.250%	6.055	*	7/10/2026	136,120
550,000	AVSC Holding Corp	3 Month LIBOR + 4.500%	6.486	*	10/15/2026	550,688
500,000	Blackhawk Network Holdings Inc.	1 Month LIBOR + 7.000%	8.750	*	6/15/2026	500,000
77,220	Coinamatic Canada Inc.	1 Month LIBOR + 3.250%	5.049	*	5/16/2022	75,676
1,000,000	DCert Buyer, Inc.	1 Month LIBOR + 4.000%	5.799	*	10/16/2026	1,005,000
1,000,000	Help/Systems Holdings, Inc.	1 Month LIBOR + 4.750%	6.549	*	11/19/2026	995,835
494,949	Micro Holding Corp.	1 Month LIBOR + 3.750%	5.549	*	9/13/2024	496,840
671,509	Pike Corporation	1 Month LIBOR + 3.250%	5.050	*	7/24/2026	676,196
322,937	Prime Security Services Borrower, LLC	1 Month LIBOR + 3.250%	4.944	*	9/23/2026	324,331
498,741	Red Ventures, LLC	1 Month LIBOR + 3.000%	4.799	*	11/8/2024	502,925
1,292,178	Staples, Inc.	1 Month LIBOR + 5.000%	6.691	*	4/16/2026	1,272,880
493,606	Stiphout Finance LLC	1 Month LIBOR + 3.000%	4.799	*	10/26/2022	483,117
498,369	Wash MultiFamily Acquisition, Inc.	1 Month LIBOR + 3.250%	5.049	*	5/16/2022	488,401
456,881	Web.Com Group, Inc.	1 Month LIBOR + 3.750%	5.495	*	10/10/2025	457,175
423,882	Web.Com Group, Inc.	1 Month LIBOR + 7.750%	9.495	*	10/9/2026	409,179
						9,749,178
	CABLE & SATELLITE & SERVICES - 2.0%
129,000	Connect U.S. Finco LLC	1 Month LIBOR + 4.500%	6.290	*	12/11/2026	129,957
186,533	CSC Holdings, LLC	1 Month LIBOR + 2.500%	4.240	*	4/15/2027	187,659
1,000,000	CSC Holdings, LLC	3 Month LIBOR + 2.250%	4.171	*	7/17/2025	1,003,195
494,962	Numericable U.S. LLC	1 Month LIBOR + 3.688%	5.427	*	2/2/2026	496,509
						1,817,320
	CHEMICALS & PLASTICS - 0.5%
450,000	Solenis International, L.P.	3 Month LIBOR + 4.000%	5.909	*	6/26/2025	446,400
42,000	Univar Solutions USA Inc.	1 Month LIBOR + 2.000%	3.799	*	7/1/2026	42,236
						488,636
	CLOTHING/TEXTILES - 0.3%
324,853	Hercules Achievement, Inc.	1 Month LIBOR + 3.500%	5.299	*	12/16/2024	320,142

	CONGLOMERATES - 0.5%
467,889	St. George’s University Scholastic Services LLC	1 Month LIBOR + 3.500%	5.300	*	7/17/2025	472,860

	CONSUMER DISCRETIONARY - 1.2%
685,292	Explorer Holdings Inc	2 Month LIBOR + 3.750%	5.599	*	5/2/2023	692,145
400,000	SMG US Midco 2, Inc.	3 Month LIBOR + 7.000%	8.644	*	1/12/2026	404,626
						1,096,771
	CONTAINERS & GLASS PRODUCTS - 0.3%
250,960	Proampac PG Borrower LLC	3 Month LIBOR + 3.500%	5.436	*	11/20/2023	247,902

	DIVERSIFIED INSURANCE - 3.5%
79,000	AmWINS Group, Inc.	3 Month LIBOR + 2.750%	4.216	*	1/25/2024	79,780
103,000	Hub International Ltd	3 Month LIBOR + 4.000%	5.903	*	4/25/2025	104,172
1,000,000	Hyperion Refinance S.a.r.l.	3 Month LIBOR + 3.500%	5.033	*	12/20/2024	1,004,530
997,487	Sedgwick Claims Management Services, Inc.	3 Month LIBOR + 3.250%	4.960	*	12/31/2025	999,358
840,167	U.S.I., Inc.	3 Month LIBOR + 3.000%	4.945	*	5/16/2024	841,322
154,000	U.S.I., Inc.	3 Month LIBOR + 4.000%	5.945	*	12/2/2026	155,220
						3,184,382
	DRUGS - 1.1%
997,500	Phoenix Guarantor Inc.	1 Month LIBOR + 4.500%	6.210	*	3/5/2026	1,004,368

	ECOLOGICAL SERVICES & EQUIPMENT - 4.2%
675,000	Belfor Holdings Inc.	1 Month LIBOR + 4.000%	5.691	*	4/6/2026	679,219
1,000,000	GFL Environmental Inc.	1 Month LIBOR + 3.000%	4.799	*	5/30/2025	1,003,300
1,000,000	Packers Holdings LLC	1 Month LIBOR + 3.250%	4.987	*	12/4/2024	1,002,500
744,375	Restaurant Technologies, Inc.	1 Month LIBOR + 3.250%	5.049	*	10/1/2025	749,213
425,000	Terrapure Environmental	1 Month LIBOR + 5.000%	6.744	*	11/25/2026	427,125
						3,861,357
	ELECTRONICS/ELECTRICAL - 9.6%
177,000	Autodata	1 Month LIBOR + 3.500%	3.500	*	5/30/2026	178,079
549,586	Boxer Parent Company, Inc.	1 Month LIBOR + 4.250%	6.049	*	10/2/2025	544,654
1,054,000	Generac Power Systems, Inc.	1 Month LIBOR + 1.750%	3.441	*	12/11/2026	1,060,587
500,000	Helios Software Holdings, Inc.	3 Month LIBOR + 4.250%	6.183	*	10/24/2025	497,345
500,000	Hyland Software, Inc.	1 Month LIBOR + 7.000%	8.799	*	7/7/2025	507,812
250,000	Ivanti Software, Inc.	1 Month LIBOR + 9.000%	10.720	*	1/20/2025	246,563
702,565	MA FinanceCo., LLC	1 Month LIBOR + 2.250%	4.049	*	11/19/2021	708,382
346,482	Mitchell International, Inc.	1 Month LIBOR + 3.250%	5.049	*	11/29/2024	344,372
352,301	Project Alpha Intermediate Holding, Inc.	6 Month LIBOR + 3.500%	5.490	*	4/26/2024	353,623
856,033	Quest Software US Holdings, Inc.	3 Month LIBOR + 4.250%	6.177	*	5/16/2025	850,687
250,000	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	10.177	*	5/18/2026	245,375
3,019	SS&C European Holdings S.A.R.L.	1 Month LIBOR + 0.000%	1.921	*	4/16/2025	3,044
402,291	TIBCO Software, Inc.	1 Month LIBOR + 4.000%	5.710	*	6/30/2026	404,619

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 86.9% (Continued)
	ELECTRONICS/ELECTRICAL - 9.6% (Continued)
$515,506	Uber Technologies, Inc.	1 Month LIBOR + 4.000%	5.745	*	4/4/2025	$516,058
1,000,000	Ultimate Software Group, The	1 Month LIBOR + 3.750%	5.549	*	5/4/2026	1,007,970
792,479	VeriFone Systems, Inc.	3 Month LIBOR + 4.000%	5.899	*	8/20/2025	783,987
500,000	Verra Mobility	3 Month LIBOR + 3.750%	5.282	*	2/28/2025	503,960
						8,757,117
	EQUIPMENT LEASING - 0.9%
793,909	Spin Holdco, Inc.	3 Month LIBOR + 3.250%	5.251	*	11/14/2022	789,090

	FINANCIAL INTERMEDIARIES - 5.7%
456,711	AqGen Ascensus, Inc.	3 Month LIBOR + 4.000%	5.473	*	12/3/2022	458,853
91,000	AqGen Ascensus, Inc.	1 Month LIBOR + 4.250%	6.049	*	12/5/2022	91,796
473,807	Aretec Group, Inc.	1 Month LIBOR + 4.250%	6.049	*	10/1/2025	469,071
650,000	Dun & Bradstreet Corp.	3 Month LIBOR + 5.000%	7.054	*	2/1/2026	656,500
750,351	Financial & Risk US Holdings, Inc.	1 Month LIBOR + 3.250%	5.049	*	10/1/2025	757,667
1,041,000	NFP Corp.	3 Month LIBOR + 3.000%	4.673	*	1/8/2024	1,038,491
489,902	Russell Investments US Institutional Holdco, Inc.	1 Month LIBOR + 3.250%	5.049	*	6/1/2023	491,281
615,370	The Edelman Financial Center, LLC	1 Month LIBOR + 3.250%	5.035	*	7/21/2025	619,920
525,000	The Edelman Financial Center, LLC	1 Month LIBOR + 6.750%	8.535	*	7/20/2026	525,656
52,000	Trans Union LLC	1 Month LIBOR + 1.750%	3.549	*	11/13/2026	52,275
						5,161,510
	FOOD PRODUCTS - 0.9%
498,737	CHG PPC Parent LLC	1 Month LIBOR + 2.750%	4.549	*	3/31/2025	501,231
188,562	H-Food Holdings, LLC	1 Month LIBOR + 3.688%	5.487	*	5/23/2025	187,242
143,000	Hostess Brands LLC	1 Month LIBOR + 2.250%	4.282	*	8/3/2025	143,804
						832,277
	FOOD SERVICE - 3.6%
1,250,000	1011778 B.C. Unlimited Liability Company	1 Month LIBOR + 1.750%	3.549	*	11/19/2026	1,252,963
209,802	Albertson’s LLC	1 Month LIBOR + 2.750%	4.549	*	11/17/2025	211,950
1,552,000	Aramark Services, Inc.	1 Month LIBOR + 1.750%	3.320	*	12/10/2026	1,562,189
245,682	IRB Holding Corp.	3 Month LIBOR + 3.250%	5.216	*	2/5/2025	247,576
						3,274,678
	FOOD/DRUG RETAILERS - 0.2%
195,000	US Foods, Inc.	1 Month LIBOR + 2.000%	3.799	*	9/14/2026	196,128

	HEALTH CARE - 8.6%
985,399	Athenahealth, Inc.	3 Month LIBOR + 4.500%	6.401	*	2/11/2026	991,967
500,000	CHG Healthcare Services, Inc.	1 Month LIBOR + 3.000%	4.799	*	6/7/2023	504,062
262,547	DaVita, Inc.	1 Month LIBOR + 2.250%	4.049	*	8/12/2026	264,937
998,077	Examworks Group, Inc.	1 Month LIBOR + 3.250%	5.049	*	7/27/2023	1,006,186
500,000	Kindred at Home	3 Month LIBOR + 3.750%	5.812	*	7/2/2025	503,282
470,622	National Mentor Holdings, Inc.	1 Month LIBOR + 4.000%	5.799	*	3/9/2026	475,210
29,378	National Mentor Holdings, Inc.	1 Month LIBOR + 4.000%	5.800	*	3/9/2026	29,665
796,606	Nomad Buyer, Inc.	1 Month LIBOR + 5.000%	6.740	*	8/1/2025	794,615
211,096	RegionalCare Hospital Partners Holdings, Inc.	1 Month LIBOR + 3.750%	6.554	*	11/14/2025	213,075
264,000	Select Medical Corporation	6 Month LIBOR + 2.500%	4.580	*	3/6/2025	264,908
650,000	Upstream Newco, Inc.	1 Month LIBOR + 4.500%	6.299	*	11/20/2026	655,688
587,667	Verscend Holding Corp.	1 Month LIBOR + 4.500%	6.299	*	8/27/2025	593,053
1,527,000	WIRB-Copernicus Group	1 Month LIBOR + 4.000%	5.480	*	12/13/2026	1,530,818
						7,827,466
	INDUSTRIAL EQUIPMENT - 2.9%
345,558	AI Aqua Merger Sub, Inc.	1 Month LIBOR + 3.250%	5.049	*	12/13/2023	336,631
475,000	Api Group DE, Inc.	1 Month LIBOR + 2.500%	4.299	*	10/1/2026	479,551
671,353	Brookfield WEC Holdings Inc.	1 Month LIBOR + 3.500%	5.299	*	8/1/2025	677,016
1,096,322	Mirion Technologies, Inc.	3 Month LIBOR + 4.000%	5.469	*	3/6/2026	1,107,285
						2,600,483
	LEISURE GOODS - 3.4%
370,289	Alterra Mountain Company	1 Month LIBOR + 2.750%	4.549	*	7/31/2024	373,992
9,000	Alterra Mountain Company	1 Month LIBOR + 2.750%	4.549	*	7/31/2024	9,090
604,154	Delta 2 (Lux) SARL	1 Month LIBOR + 2.500%	4.299	*	2/1/2024	608,027
590,920	Hoya Midco, LLC	1 Month LIBOR + 3.500%	5.299	*	6/28/2024	589,687
528,605	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	4.799	*	1/29/2025	528,935
1,000,000	UFC Holdings, LLC	1 Month LIBOR + 3.250%	5.050	*	4/29/2026	1,007,985
						3,117,716
	LIFE INSURANCE - 0.5%
447,722	Wink Holdco, Inc.	1 Month LIBOR + 3.000%	4.799	*	11/2/2024	449,123

	LODGING & CASINOS - 2.2%
750,000	PCI Gaming	1 Month LIBOR + 2.500%	5.043	*	5/15/2026	756,173
750,000	Scientific Games International, Inc.	3 Month LIBOR + 2.750%	4.426	*	8/14/2024	753,075
571,962	Travelport Finance (Luxembourg) S.A.R.L.	3 Month LIBOR + 5.000%	6.945	*	5/29/2026	536,500
						2,045,748
	MEDIA - 0.1%
57,000	Outfront Media Capital LLC	1 Month LIBOR + 1.750%	3.486	*	11/18/2026	57,372

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 86.9% (Continued)
	OIL & GAS - 2.6%
$245,978	Crestwood Holdings LLC	1 Month LIBOR + 7.500%	9.270	*	3/6/2023	$230,780
938,291	GIP III STETSON I, L.P.	1 Month LIBOR + 4.250%	5.995	*	7/18/2025	886,098
498,750	Lower Cadence Holdings LLC	1 Month LIBOR + 4.000%	5.799	*	5/22/2026	494,700
59,261	Pardus Oil & Gas, LLC ^	3 Month LIBOR + 0.000%	1.708	*	5/13/2022	296
752,474	Prairie ECI Acquiror LP	3 Month LIBOR + 4.750%	6.695	*	3/11/2026	748,712
						2,360,586
	PROPERTY & CASUALTY INSURANCE - 1.7%
493,530	Asurion, LLC	1 Month LIBOR + 3.000%	4.799	*	11/3/2023	497,056
250,000	Asurion, LLC	3 Month LIBOR + 6.500%	8.543	*	7/14/2025	253,656
500,000	Confie Seguros Holding II Co.	3 Month LIBOR + 4.750%	6.659	*	4/19/2022	486,878
300,000	Confie Seguros Holding II Co.	3 Month LIBOR + 8.500%	10.414	*	10/31/2025	279,000
						1,516,590
	PUBLISHING - 0.2%
183,000	ProQuest LLC	1 Month LIBOR + 3.500%	5.022	*	10/23/2026	184,488

	RADIO & TELEVISION - 4.0%
664,093	ION Media Networks, Inc.	1 Month LIBOR + 3.000%	4.813	*	12/18/2024	667,553
1,500,000	Nexstar Broadcasting, Inc.	3 Month LIBOR + 1.750%	22.791	*	10/26/2023	1,494,375
500,000	Sinclair Television Group, Inc.	1 Month LIBOR + 2.500%	4.240	*	9/30/2026	502,422
964,663	Univision Communications, Inc.	1 Month LIBOR + 2.750%	4.549	*	3/15/2024	954,689
						3,619,039
	RETAILERS - 1.2%
1,000,000	Bass Pro Group, LLC	1 Month LIBOR + 5.000%	6.799	*	9/25/2024	998,960
150,000	Party City Holdings, Inc.	3 Month LIBOR + 2.500%	6.703	*	8/19/2022	139,913
						1,138,873
	SURFACE TRANSPORT - 0.7%
639,053	Savage Enterprises, LLC	1 Month LIBOR + 4.000%	5.740	*	8/1/2025	647,783

	TELECOMMUNICATIONS - 3.0%
1,031,731	CenturyLink, Inc.	1 Month LIBOR + 2.750%	4.549	*	1/31/2025	1,037,534
525,405	Global Tel*Link Corporation	1 Month LIBOR + 4.250%	6.049	*	11/28/2025	479,957
87,982	Global Tel*Link Corporation	1 Month LIBOR + 8.250%	10.049	*	11/30/2026	76,544
97,000	Level 3 Financing, Inc.	1 Month LIBOR + 1.750%	3.549	*	3/1/2027	97,455
184,000	SBA Senior Finance II LLC	1 Month LIBOR + 1.750%	3.550	*	4/11/2025	184,911
493,719	West Corporation	3 Month LIBOR + 4.000%	5.927	*	10/10/2024	419,834
493,750	West Corporation	3 Month LIBOR + 3.500%	5.427	*	10/10/2024	415,676
						2,711,911
	UTILITIES - 2.5%
400,000	Edgewater Generation, L.L.C.	1 Month LIBOR + 3.750%	5.549	*	12/12/2025	384,750
307,394	Frontera Generation Holdings LLC	1 Month LIBOR + 4.250%	5.990	*	5/2/2025	265,896
650,000	Granite Generation LLC	1 Month LIBOR + 3.750%	5.549	*	11/7/2026	646,750
262,639	Lightstone Holdco LLC	1 Month LIBOR + 3.750%	5.549	*	1/30/2024	242,153
14,808	Lightstone Holdco LLC	1 Month LIBOR + 3.750%	5.549	*	1/30/2024	13,653
705,000	USIC Holdings, Inc.	1 Month LIBOR + 3.250%	5.049	*	12/8/2023	703,682
						2,256,884

	TOTAL BANK LOANS (Cost - $79,033,321)					79,193,362

	TOTAL INVESTMENTS - 97.5% (Cost - $88,680,150)					$88,812,496
	OTHER ASSETS LESS LIABILITIES - 2.5%					2,335,930
	NET ASSETS - 100.0%					$91,148,426

*	Floating Rate, rate shown represents the rate at December 31, 2019.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2019, these securities amounted to $6,850,571 or 7.52% of net assets.

^	Illiquid holding.

LLC - Limited Liability Company.

LP - Limited Partnership.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares				Value
	COMMON STOCK - 0.5%
	DIVERSIFIED FINANCIAL SERVICES - 0.0%
3,588	Community Choice Financial, Inc. ^#*			$—

	INVESTMENT COMPANIES - 0.5%
17,102	PHI Group, Inc. ^#*			111,163

	TOTAL COMMON STOCK (Cost - $418,742)			111,163

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 10.9%
	BIOTECHNOLOGY - 3.5%
$649,000	PDL BioPharma, Inc.	2.750	12/1/2021	700,705

	INVESTMENT COMPANIES - 3.5%
671,000	Prospect Capital Corp.	4.950	7/15/2022	690,338

	REAL ESTATE INVESTMENT TRUSTS - 3.9%
769,000	Colony Capital, Inc.	5.000	4/15/2023	768,021

	TOTAL CONVERTIBLE BONDS - (Cost - $2,044,215)			2,159,064

	CORPORATE BONDS - 85.4%
	AIRLINES - 3.3%
628,000	Southwest Airlines Co.	3.000	11/15/2026	643,738

	APPAREL - 3.9%
797,000	Under Armour, Inc.	3.250	6/15/2026	776,196

	AUTO PARTS & EQUIPMENT - 11.7%
787,000	American Axle & Manufacturing, Inc. ^^	6.250	4/1/2025	821,105
791,000	Dana, Inc.	5.500	12/15/2024	815,390
789,000	Titan International, Inc.	6.500	11/30/2023	676,895
				2,313,390
	BUILDING MATERIALS - 4.0%
756,000	US Concrete, Inc.	6.375	6/1/2024	790,651

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
1,299,855	Community Choice Financial, Inc. (a)^ ~	10.750	12/15/2023	6,499
786,000	Enova International, Inc. (a)	8.500	9/15/2025	744,735
				751,234
	HOME BUILDERS - 6.9%
844,000	Beazer Homes USA, Inc. ^^	5.875	10/15/2027	854,571
465,000	TRI Pointe Group, Inc.	5.875	6/15/2024	507,043
				1,361,614
	INTERNET - 0.8%
155,000	Uber Technologies, Inc. (a)	8.000	11/1/2026	161,947

	INVESTMENT COMPANIES - 3.0%
586,000	Icahn Enterprises LP	5.875	2/1/2022	587,776

	MINING - 8.8%
604,000	Coeur Mining, Inc.	5.875	6/1/2024	605,761
1,129,000	Hecla Mining Co.	6.875	5/1/2021	1,127,871
3,289,547	MolyCorp., Inc. ^+	10.000	6/1/2020	33
				1,733,665
	OFFICE/BUSINESS EQUIPMENT - 6.1%
1,281,000	Pitney Bowes, Inc. ^^	4.625	3/15/2024	1,194,001

	OIL & GAS - 3.7%
1,017,000	Transocean, Inc.	6.800	3/15/2038	724,714

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 85.4% (Continued)
	OIL & GAS SERVICES - 3.7%
$713,000	Era Group, Inc. ^^	7.750	12/15/2022	$723,695
791,000	PHI, Inc. #+	5.250	3/15/2020	—
				723,695
	REAL ESTATE INVESTMENT TRUSTS - 7.3%
1,048,000	The GEO Group, Inc.	5.875	1/15/2022	1,043,087
382,000	SITE Centers Corp.	4.250	2/1/2026	403,487
				1,446,574
	RETAIL - 9.1%
670,000	Kohl’s Corp.	3.250	2/1/2023	680,539
1,270,000	L Brands, Inc.	6.750	7/1/2036	1,117,727
				1,798,266
	SEMICONDUCTORS - 3.3%
588,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	663,888
8,669,000	Energy Conversion Devices, Inc. ^+#	—	Perpetual	—
				663,888
	TELECOMMUNICATIONS - 6.0%
980,000	Sprint Capital Corp.	8.750	3/15/2032	1,191,288

	TOTAL CORPORATE BONDS (Cost - $23,504,990)			16,862,637

Shares
	WARRANT - 0.5%
14,310	PHI Group, Inc. ^ #*			93,015
	TOTAL WARRANTS (Cost - $350,379)

	COLLATERAL FOR SECURITIES LOANED - 17.3%
3,406,588	Mount Vernon Prime Portfolio, 1.80% ++ **			3,406,588
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,406,588)

	TOTAL INVESTMENTS - 114.6% (Cost - $29,724,914)			$22,632,467
	LIABILITIES LESS OTHER ASSETS - (14.6)%			(2,886,969)
	NET ASSETS - 100.0%			$19,745,498

^	The security is illiquid; total illiquid securities represent 1.07% of net assets.

^^	All or a portion of these securities are on loan. Total loaned securities had a value of $3,335,389 at December 31, 2019.

+	Represents issuer in default on interest payments; non-income producing security.

++	Variable rate security. Interest rate is as of December 31, 2019.

~	Pay in kind rate security.

*	Non-Income Producing Security.

**	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $204,178 or 1.03% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2019, these securities amounted to $913,181 or 4.6% of net assets.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares				Value
	COMMON STOCK - 41.6%
	COMPUTERS - 3.9%
8,890	HP, Inc.			$182,690
4,041	International Business Machines Corp.			541,656
				724,346
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
4,515	Community Choice Financial, Inc. ^#**			—
505	PJT Partners, Inc.			22,791
34,803	Sculptor Capital Management, Inc.			769,146
				791,937
	FOOD - 0.9%
5,284	Kraft Heinz Co.			169,775

	INVESTMENT COMPANIES - 22.5%
38,487	Apollo Investment Corp. ^^			671,983
10,326	Ares Capital Corp.			192,580
19,263	Compass Diversified Holdings ^^			478,878
201,359	Oaktree Specialty Lending Corp.			1,099,420
116,675	PennantPark Investment Corp.			761,888
126,900	Prospect Capital Corp. ^^			817,236
8,470	Solar Capital Ltd.			174,651
				4,196,636
	OFFICE / BUSINESS EQUIPMENT - 1.4%
22,307	Pitney Bowes, Inc.			89,897
4,612	Xerox Holdings Corp.			170,045
				259,942
	OIL & GAS - 1.8%
1,491	Chevron Corp.			179,680
2,177	Exxon Mobile Corp. ^^			151,911
				331,591
	PRIVATE EQUITY - 4.5%
5,878	Apollo Global Management LLC ^^			280,440
5,251	Blackstone Group LP			293,741
9,137	KKR & Co., Inc.			266,526
				840,707
	REAL ESTATE INVESTMENT TRUSTS - 0.9%
8,500	Jernigan Capital, Inc.			162,690

	RETAIL - 0.9%
36,174	FAT Brands, Inc. **			164,592

	TELECOMMUNICATIONS - 0.6%
2,050	Verizon Communications, Inc.			125,870

	TOTAL COMMON STOCK (Cost - $9,359,905)			7,768,086

	EXCHANGE TRADED FUNDS - 4.0%
	EQUITY FUNDS - 4.0%
16,895	iShares Mortgage Real Estate ETF			752,334
	TOTAL EXCHANGE TRADED FUNDS (Cost - $857,029)

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 5.9%
	BIOTECHNOLOGY - 2.8%
$486,000	PDL BioPharma, Inc. ^^	2.750	12/1/2021	524,719

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
717,000	EZCORP, Inc.	2.375	5/1/2025	587,044

	TOTAL CONVERTIBLE BONDS (Cost - $1,107,255)			1,111,763

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 44.7%
	AIRLINES - 2.5%
$461,000	Southwest Airlines Co.	3.000	11/15/2026	$472,553

	APPAREL - 2.1%
397,000	Under Armour, Inc.	3.250	6/15/2026	386,637

	AUTO PARTS & EQUIPMENT - 5.0%
554,000	American Axle & Manufacturing, Inc. ^^	6.250	4/1/2025	578,008
415,000	Titan International, Inc.	6.500	11/30/2023	356,035
				934,043
	BUILDING MATERIALS - 3.0%
540,000	US Concrete, Inc.	6.375	6/1/2024	564,751

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
1,635,493	Community Choice Financial, Inc. (a)^ ~	10.750	12/15/2023	8,177
566,000	Enova International, Inc. (a)	8.500	9/15/2025	536,285
				544,462
	HOME BUILDERS - 3.5%
635,000	Beazer Homes USA, Inc. ^^	5.875	10/15/2027	642,953

	INTERNET - 1.9%
332,000	Uber Technologies, Inc. (a)	8.000	11/1/2026	346,881

	MINING - 3.1%
580,000	Hecla Mining Co.	6.875	5/1/2021	579,420
2,333,668	Molycorp, Inc. ^+	10.000	6/1/2020	23
				579,443
	OIL & GAS - 3.6%
953,000	Transocean, Inc.	6.800	3/15/2038	679,108

	REAL ESTATE INVESTMENT TRUSTS - 3.2%
563,000	SITE Centers Corp.	4.250	2/1/2026	594,668

	RETAIL - 3.7%
789,000	L Brands, Inc.	6.750	7/1/2036	694,399

	SEMICONDUCTORS - 4.4%
731,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	825,344
5,543,000	Energy Conversion Devices, Inc. ^+#	—	Perpetual	—
				825,344
	TELECOMMUNICATIONS - 5.8%
888,000	Sprint Capital Corp.	8.750	3/15/2032	1,079,453

	TOTAL CORPORATE BONDS (Cost - $13,366,976)			8,344,695

Shares
	COLLATERAL FOR SECURITIES LOANED - 17.7%
3,301,443	Mount Vernon Prime Portfolio, 1.80% ++ *			3,301,443
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,301,443)

	TOTAL INVESTMENTS - 113.9% (Cost - $27,992,608)			$21,278,321
	LIABILITIES LESS OTHER ASSETS - (13.9)%			(2,599,153)
	NET ASSETS - 100.0%			$18,679,168

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

^	The security is illiquid; total illiquid securities represent 0.04% of net assets.

^^	All or a portion of these securities are on loan. Total loaned securities had a value of $3,207,615 at December 31, 2019.

+	Represents issuer in default on interest payments; non-income producing security.

++	Variable rate security. Interest rate is as of December 31, 2019.

*	The Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

**	Non-Income Producing Security.

~	Pay in kind rate security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2019, these securities amounted to $891,343 or 4.8% of net assets.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares						Value
	COMMON STOCK - 10.8%
	REAL ESTATE INVESTMENT TRUSTS - 10.8%
19,000	AGNC Investment Corp.					$335,920
36,000	Annaly Capital Management, Inc.					339,120
9,000	Blackstone Mortgage Trust, Inc.					334,980
20,350	Invesco Mortgage Capital, Inc.					338,828
21,000	New Residential Investment Corp.					338,310
	TOTAL COMMON STOCK (Cost - $1,722,059)					1,687,158

	EXCHANGE TRADED FUND - 2.2%
7,600	iShares Mortgage Real Estate ETF					338,428
	TOTAL EXCHANGE TRADED FUNDS (Cost - $336,436)

			Coupon Rate (%)		Maturity
	PREFERRED STOCK - 0.7%
4,400	Public Storage		4.750		Perpetual	112,552
	TOTAL PREFERRED STOCKS (Cost - $110,000)

Principal		Variable Rate
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 116.2%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION (a) - 17.4%
$98,468	Freddie Mac Multifamily Structured Pass Through Certificates		4.333	**	10/25/2020	99,593
52,991	Freddie Mac REMICS	(-2.4xlibor01m)+1440bps	10.225	*	12/15/2032	65,156
53,276	Freddie Mac REMICS	(-2xlibor01m)+1300bps	9.520	*	5/15/2033	65,464
162,135	Freddie Mac REMICS	(-3.67xlibor01m)+2427bps	17.894	*	5/15/2035	246,524
114,557	Freddie Mac REMICS		5.000		9/15/2035	123,164
375,351	Freddie Mac REMICS	(-2xlibor01m)+980bps	6.320	*	10/15/2040	437,310
123,010	Freddie Mac REMICS	(-3xlibor01m)+1491bps	9.691	*	12/15/2040	195,668
482,836	Freddie Mac REMICS	(-3.24xlibor01m)+1297bps	7.488	*	8/15/2043	537,146
739,433	Freddie Mac REMICS		3.000		1/15/2047	749,425
202,645	Freddie Mac REMICS	(-4xlibor01m)+1600bps	9.041	*	8/15/2048	205,821
						2,725,271
	INTEREST ONLY FEDERAL HOME LOAN MORTGAGE ASSOCIATION (a) - 7.4%
805,717	Freddie Mac REMICS	(-1xlibor01m)+665bps	4.910	*	4/15/2036	152,102
800,080	Freddie Mac REMICS	(-1xlibor01m)+658bps	4.840	*	9/15/2036	162,199
264,369	Freddie Mac REMICS		6.500		12/15/2037	58,858
1,681,784	Freddie Mac REMICS	(-1xlibor01m)+660bps	4.860	*	12/15/2039	129,956
279,656	Freddie Mac REMICS		4.500		5/15/2040	21,851
398,994	Freddie Mac REMICS		4.000		8/15/2040	36,744
165,527	Freddie Mac REMICS		5.000		3/15/2041	17,422
1,004,202	Freddie Mac REMICS		3.500		11/15/2042	37,527
3,106,828	Freddie Mac REMICS	(-0.43xlibor01m)+130bps	0.565	*	1/15/2043	175,030
12,470,626	Freddie Mac REMICS	(-0.39xlibor01m)+117bps	0.510	*	8/15/2043	346,704
125,710	Freddie Mac Strips		7.000		4/1/2027	19,372
						1,157,765
	FEDERAL NATIONALMORTGAGE ASSOCIATION (a) - 65.1%
3,000,000	Fannie Mae		3.500		12/25/2045	3,086,367
6,000,000	Fannie Mae		3.000		9/25/2046	6,085,781
132,358	Fannie Mae Pool		2.800		3/1/2023	133,869
130,867	Fannie Mae REMIC Trust 2005-W2		—		5/25/2035	125,339
18,824	Fannie Mae REMICS	(-2xlibor01m)+1424bps	10.656	*	7/25/2034	22,519
158,130	Fannie Mae REMICS		3.500		12/25/2039	161,304
387,644	Fannie Mae REMICS		3.500		5/25/2042	400,252
157,998	Fannie Mae Trust 2005 - W3	(1xlibor01m)+22bps	2.012	*	3/25/2045	157,446
						10,172,877
	INTEREST ONLY FEDERAL NATIONAL MORTGAGE ASSOCIATION (a) - 20.4%
29,120	Fannie Mae Interest Strip		7.500		7/25/2022	2,168
74,403	Fannie Mae Interest Strip		8.000		7/25/2024	10,642
94,936	Fannie Mae Interest Strip		8.500		10/25/2025	15,299
654,575	Fannie Mae Interest Strip		6.000		7/25/2035	146,608
2,048,810	Fannie Mae Interest Strip		5.000	**	8/25/2035	455,457
14,808	Fannie Mae Interest Strip		7.500	**	9/25/2037	3,621
336,816	Fannie Mae Interest Strip		5.000		1/25/2038	85,097
661,588	Fannie Mae Interest Strip		4.500		11/25/2039	128,228
1,102,054	Fannie Mae Interest Strip		4.500		11/25/2039	245,060
981,053	Fannie Mae Interest Strip		5.000		11/25/2040	186,516
338,298	Fannie Mae Interest Strip		5.000		3/25/2041	67,257
133,614	Fannie Mae REMICS	(-1xlibor01m)+800bps	6.208	*	9/25/2023	12,578
4,169,120	Fannie Mae REMICS		3.000		2/25/2033	511,535
142,637	Fannie Mae REMICS		6.500		5/25/2033	32,219
1,378,404	Fannie Mae REMICS	(-1xlibor01m)+825bps	6.458	*	6/25/2033	307,034
245,621	Fannie Mae REMICS	(-1xlibor01m)+760bps	5.808	*	4/25/2034	56,282
705,662	Fannie Mae REMICS	(-1xlibor01m)+650bps	4.708	*	9/25/2034	101,392
429,325	Fannie Mae REMICS	(-1xlibor01m)+715bps	5.358	*	7/25/2037	99,520
226,992	Fannie Mae REMICS	(-1xlibor01m)+587bps	4.078	*	8/25/2037	39,707
341,262	Fannie MaeREMICS	(-90xlibor01m)+5355bps	4.500	*	12/25/2041	60,963
1,840,486	Fannie Mae REMICS	(-1xlibor01m)+655bps	4.758	*	9/25/2042	364,355
94,529	Fannie Mae REMICS	(-1xlibor01m)+616bps	4.368	*	10/25/2042	16,322
1,560,911	Fannie Mae REMICS	(-1xlibor01m)+400bps	2.208	*	6/25/2043	245,205
						3,193,065

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 116.2% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.5%
$102,632	Government National Mortgage Association		5.000		6/20/2033	$113,249
134,984	Government National Mortgage Association		1.900		6/16/2036	134,641
70,794	Government National Mortgage Association		4.043	**	5/20/2041	73,622
73,702	Government National Mortgage Association	(-1xlibor01m)+410bps	2.335	*	2/20/2042	73,459
201,845	Government National Mortgage Association		3.785	**	3/16/2045	202,340
98,584	Government National Mortgage Association		3.150		8/16/2051	100,225
						697,536
	INTEREST ONLY GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.4%
2,248,257	Government National Mortgage Association	(-1xlibor01m)+263bps	1.130	*	8/20/2045	218,271

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $17,821,714)					18,164,785

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS - 13.7%
550,000	FREMF 2010 K9 - Mortgage Trust #		5.375	**	8/25/2020	558,102
1,000,000	FREMF 2011 KAIV - Mortgage Trust #		4.944		6/25/2046	1,032,440
383,000	FREMF 2015 K50 - Mortgage Trust #		3.908	**	10/25/2048	396,987
50,000	GS Mortgage Securities Trust 2017-GS5		3.218		3/10/2050	50,756
100,000	JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 #		5.058		6/15/2043	100,614
324	ML Trust XLIV		9.000		8/20/2020	327
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,141,845)					2,139,226

	MORTGAGE NOTES - 0.7%
105,000	ORL1111-17 +^		8.000		1/20/2020	105,000
	TOTAL MORTGAGE NOTES (Cost - $105,000)

Contracts (a)		Counterparty	Notional		Expiration Date - Exercise Price
	PURCHASED OPTIONS - 0.0%
	CALL OPTIONS PURCHASED - 0.0%
40	US 10Yr Future Option,Maturing February 2020	Wedbush	$1,305,000		1/27/2020-$130.50	1,875
	TOTAL CALL OPTIONS PURCHASED (Premiums Received - $25,937)					1,875

Shares			Coupon Rate (%)
	SHORT-TERM INVESTEMENTS - 0.2%
39,249	Fidelity Governemnt Portfolio Institutional Class		1.4900			39,249
	TOTAL SHORT-TERM INVESTMENTS(Cost - $39,249)

	TOTAL INVESTMENTS - 144.5% (Cost- $22,302,240)					$22,588,273
	LIABILITIES LESS OTHER ASSETS - (44.5)%					(6,960,106)
	NET ASSETS - 100.0%					$15,628,167

Short			Notional			Unrealized
Contracts		Counterparty	Value ($)		Maturity Date	Appreciation/(Depreciation)
	SHORT FUTURES CONTRACTS - 0.1%
(6)	90 Day Euro$ Future	Wedbush	(1,476,600)		March-2021	$(300)
(6)	90 Day Euro$ Future	Wedbush	(1,476,600)		June -2021	(300)
(6)	90 Day Euro$ Future	Wedbush	(1,476,525)		September-2021	(375)
(6)	90 Day Euro$ Future	Wedbush	(1,475,925)		December-2021	(450)
(6)	90 Day Euro$ Future	Wedbush	(1,475,775)		March-2022	(375)
(6)	90 Day Euro$ Future	Wedbush	(1,475,325)		June -2022	(300)
(6)	90 Day Euro$ Future	Wedbush	(1,474,950)		September-2022	(300)
(6)	90 Day Euro$ Future	Wedbush	(1,474,275)		December-2022	(225)
(37)	90 Day Euro$ Future	Wedbush	(9,089,513)		March-2023	4,013
(37)	90 Day Euro$ Future	Wedbush	(9,086,738)		June -2023	4,813
(37)	90 Day Euro$ Future	Wedbush	(9,084,425)		September-2023	5,037
(37)	90 Day Euro$ Future	Wedbush	(9,081,188)		December-2023	5,012
	Net Unrealized Appreciation from Open Short Futures Contracts					$16,250
	Total Unrealized Appreciation from Open Futures Contracts					$16,250

*	Floating or variable rate security; rate shown represents the rate at December 31, 2019.

**	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

+	The value of these securities have been determined in good faith under policies of The Board of Trustees. The total of these securities is$105,000 or 0.7% of net assets.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31,2019, these securities amounted to $2,088,143 or 13.4% of net assets.

^	The security is illiquid; total illiquid securities represent 0.7% of net assets.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2019

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH	Catalyst/Stone
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Floating Rate	Catalyst/SMH	Total Return	Beach Income
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund	Opportunity Fund
ASSETS:
Investment in Securities, at Cost	$50,549,232	$77,763,026	$20,637,375	$88,680,150	$29,724,914	$27,992,608	$22,302,240
Investment in Securities, at Value	$50,859,553	$78,821,736	$22,700,343	$88,812,496	$22,632,467	$21,278,321	$22,588,273
Cash	2,638,000	—	1,856,675	15,273,245	250,880	571,150	—
Dividends and interest receivable	843,145	319,151	248,206	720,703	286,121	209,380	227,140
Receivable for Fund shares sold	231,236	217,605	36,821	193,038	—	—	—
Futures unrealized appreciation	—	—	—	—	—	—	18,875
Receivable for securities sold	—	—	—	4,361,745	—	—	2,592,971
Deposits with Broker	—	—	—	—	—	—	381,427
Prepaid expenses and other assets	31,101	32,675	23,449	39,140	25,240	24,514	10,467
Total Assets	54,603,035	79,391,167	24,865,494	109,400,367	23,194,708	22,083,365	25,819,153

LIABILITIES:
Options written (premiums received $0, $0, $21,593, $0, $0, $0, $0)	—	—	750	—	—	—	—
Payable for securities purchased	510,050	—	344,429	17,923,495	—	—	9,193,056
Management fees payable	15,060	72,620	5,605	34,656	7,413	8,490	8,418
Payable upon return of securities loaned (Note 1)	—	—	—	—	3,406,588	3,301,443	—
Due to custodian	—	13	—	—	—	—	—
Due to Broker	—	—	—	—	—	—	964,057
Payable to related parties	3,719	6,518	2,653	10,225	2,310	997	816
Trustee fee payable	2,540	2,348	2,589	2,403	2,474	2,597	2,582
Accrued 12b-1 fees	1,361	4,166	10,000	25,665	7,775	12,358	424
Payable for Fund shares redeemed	317	214,198	10,000	115,659	2,639	58,759	—
Futures unrealized depreciation	—	—	—	—	—	—	2,625
Distributions payable	—	—	—	123,964	—	—	—
Compliance Officer fees payable	—	—	78	592	537	423	—
Accrued expenses and other liabilities	8,185	8,677	19,369	15,282	19,474	19,130	19,008
Total Liabilities	541,232	308,540	395,473	18,251,941	3,449,210	3,404,197	10,190,986

Net Assets	$54,061,803	$79,082,627	$24,470,021	$91,148,426	$19,745,498	$18,679,168	$15,628,167

NET ASSETS CONSIST OF:
Paid in capital	$53,689,886	$78,455,447	$22,473,870	$98,714,006	$53,391,004	$40,560,485	$15,963,506
Accumulated earnings (losses)	371,917	627,180	1,996,151	(7,565,580)	(33,645,506)	(21,881,317)	(335,339)
Net Assets	$54,061,803	$79,082,627	$24,470,021	$91,148,426	$19,745,498	$18,679,168	$15,628,167

Class A
Net Assets	$4,135,271	$3,611,169	$4,039,011	$15,997,795	$9,500,290	$3,461,799	$166,609
Shares of beneficial interest outstanding (a)	432,086	321,385	341,968	1,661,092	2,500,197	782,598	17,647
Net asset value per share (Net assets/shares outstanding)	$9.57	$11.24	$11.81	$9.63	$3.80	$4.42	$9.44
Maximum offering price per share (b)	$10.05	$11.80	$12.53	$10.11	$3.99	$4.69	$9.91
Minimum redemption price per share (c)	$9.47	$11.13	$11.69	$9.53	$3.76	$4.38	$9.35

Class C
Net Assets	$1,564,784	$2,706,261	$6,435,772	$11,943,833	$6,414,894	$8,615,335	$179,725
Shares of beneficial interest outstanding (a)	163,456	241,480	550,173	1,244,189	1,686,370	1,949,987	19,095
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.57	$11.21	$11.70	$9.60	$3.80	$4.42	$9.41

Class I
Net Assets	$48,361,748	$72,765,197	$13,995,238	$63,206,798	$3,830,314	$6,602,034	$15,281,833
Shares of beneficial interest outstanding (a)	5,048,170	6,476,090	1,183,568	6,555,393	1,007,015	1,495,442	1,623,751
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.58	$11.24	$11.82	$9.64	$3.80	$4.41	$9.41

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund which impose 5.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2019

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH	Catalyst/Stone
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Floating Rate	Catalyst/SMH	Total Return	Beach Income
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund	Opportunity Fund
Investment Income:
Dividend Income	$—	$—	$133,294	$41,432	$—	$287,712	$325,181
Interest Income	857,709	1,841,779	188,449	2,292,360	676,300	400,502	266,554
Foreign tax withheld	—	—	(187)	—	—	—	—
Total Investment Income	857,709	1,841,779	321,556	2,333,792	676,300	688,214	591,735

Operating Expenses:
Investment management fees	167,381	422,038	120,039	359,881	100,537	90,405	93,036
12b-1 Fees:
Class A	4,029	3,551	5,283	21,444	11,927	4,149	184
Class C	6,554	9,585	31,534	53,675	32,696	39,729	899
Registration fees	22,054	13,160	18,212	29,212	20,291	19,315	4,571
Networking fees	13,374	11,570	8,366	25,457	6,064	4,758	5,409
Transfer Agent fees	8,528	10,954	4,294	950	—	—	35
Management services fees	7,721	9,105	5,318	10,942	4,864	4,628	4,255
Administration fees	7,631	28,274	10,047	32,232	13,261	11,502	12,264
Audit fees	7,183	7,228	7,435	7,183	7,183	7,183	8,550
Legal fees	5,843	6,747	5,682	8,758	5,470	5,456	8,375
Trustees’ fees	5,762	5,884	5,820	5,859	5,828	5,810	5,802
Compliance officer fees	3,203	5,623	4,544	6,258	4,547	4,514	5,603
Printing expense	2,723	4,695	2,970	12,116	4,653	3,364	2,046
Custody fees	2,359	4,433	5,071	17,331	2,718	1,759	2,288
Insurance expense	431	61	416	1,611	504	353	212
Interest expense	—	—	—	1,181	—	—	—
Miscellaneous expense	1,581	2,134	1,247	1,988	1,527	1,155	1,283
Total Operating Expenses	266,357	545,042	236,278	596,078	222,070	204,080	154,812
Less: Fees waived/ Expenses reimbursed by Manager	(87,874)	(107,474)	(82,987)	(195,255)	(52,874)	(39,922)	(54,531)
Net Operating Expenses	178,483	437,568	153,291	400,823	169,196	164,158	100,281

Net Investment Income	679,226	1,404,211	168,265	1,932,969	507,104	524,056	491,454

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	122,343	(344,285)	423,408	(45,016)	124,220	164,539	(164,200)
Options purchased	—	—	—	—	—	—	(47,865)
Options written	—	—	42,474	—	—	—	15,000
Futures	—	—	—	—	—	—	6,548
Foreign currency transactions	—	—	(3,512)	—	—	—	2,672
Net realized gain (loss)	122,343	(344,285)	462,370	(45,016)	124,220	164,539	(187,845)

Net change in unrealized appreciation (depreciation) on:
Investments	75,237	659,068	133,937	696,425	(31,055)	254,897	144,603
Options purchased	—	—	—	—	—	—	(24,062)
Options written	—	—	2,969	—	—	—	(1,563)
Futures	—	—	—	—	—	—	(32,961)
Foreign currency translations	—	—	286	—	—	—	—
Net change in unrealized appreciation (depreciation)	75,237	659,068	137,192	696,425	(31,055)	254,897	86,017

Net Realized and Unrealized Gain (Loss) on Investments	197,580	314,783	599,562	651,409	93,165	419,436	(101,828)

Net Increase in Net Assets Resulting From Operations	$876,806	$1,718,994	$767,827	$2,584,378	$600,269	$943,492	$389,626

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst Enhanced		Catalyst/MAP Global
	Catalyst Insider Income Fund		Income Strategy Fund		Balanced Fund
	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019 (a)	December 31, 2019	June 30, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$679,226	$335,542	$1,404,211	$401,035	$168,265	$353,873
Net realized gain (loss) on investments	122,343	90,381	(344,285)	(39,990)	462,370	(209,380)
Net change in unrealized appreciation on investments	75,237	206,220	659,068	399,642	137,192	805,045
Net increase in net assets resulting from operations	876,806	632,143	1,718,994	760,687	767,827	949,538

Distributions to Shareholders from:
Return of capital
Class A	—	—	—	—	—	(6,832)
Class C	—	—	—	—	—	(5,611)
Class I	—	—	—	—	—	(29,367)
Total Distributions
Class A	(54,320)	(27,445)	(71,170)	(8,934)	(76,239)	(330,884)
Class C	(16,709)	(5,307)	(41,927)	(7,318)	(84,221)	(377,826)
Class I	(722,088)	(292,812)	(1,339,824)	(406,880)	(280,228)	(911,696)

Total distributions to shareholders	(793,117)	(325,564)	(1,452,921)	(423,132)	(440,688)	(1,662,216)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,754,409	2,579,697	4,234,177	1,016,370	571,742	1,086,097
Class C	455,552	1,096,081	2,093,302	766,999	327,357	1,345,879
Class I	21,582,393	29,071,168	50,611,008	32,581,775	979,791	3,514,790
Reinvestment of distributions
Class A	40,544	21,272	60,362	7,958	58,857	288,941
Class C	15,305	5,018	29,462	6,296	75,212	327,838
Class I	597,321	243,201	1,148,061	351,808	242,879	799,756
Cost of shares redeemed
Class A	(118,920)	(319,645)	(1,710,871)	(1,334)	(779,721)	(2,401,118)
Class C	(38,777)	(19,984)	(193,957)	(2,110)	(313,377)	(1,165,528)
Class I	(3,631,311)	(2,023,251)	(8,617,765)	(3,902,542)	(456,120)	(2,908,405)
Net increase in net assets from share transactions of beneficial interest	20,656,516	30,653,557	47,653,779	30,825,220	706,620	888,250

Total Increase in Net Assets	20,740,205	30,960,136	47,919,852	31,162,775	1,033,759	175,572

Net Assets:
Beginning of period	33,321,598	2,361,462	31,162,775	—	23,436,262	23,260,690
End of period	$54,061,803	$33,321,598	$79,082,627	$31,162,775	$24,470,021	$23,436,262

Share Activity:
Class A
Shares Sold	183,524	273,178	377,517	90,437	48,682	93,003
Shares Reinvested	4,243	2,243	5,379	713	5,010	25,761
Shares Redeemed	(12,451)	(33,685)	(152,561)	(100)	(66,400)	(206,056)
Net increase (decrease) in shares of Beneficial interest	175,316	241,736	230,335	91,050	(12,708)	(87,292)

Class C
Shares Sold	47,619	115,496	187,007	68,721	28,187	120,647
Shares Reinvested	1,600	528	2,633	565	6,486	29,630
Shares Redeemed	(4,061)	(2,132)	(17,257)	(189)	(27,022)	(101,383)
Net increase in shares of Beneficial interest	45,158	113,892	172,383	69,097	7,651	48,894

Class I
Shares Sold	2,258,257	3,065,956	4,507,683	2,950,778	83,159	302,169
Shares Reinvested	62,450	25,608	102,362	31,527	20,625	71,127
Shares Redeemed	(382,262)	(214,062)	(768,020)	(348,240)	(38,755)	(249,860)
Net increase in shares of Beneficial interest	1,938,445	2,877,502	3,842,025	2,634,065	65,029	123,436

(a)	The Catalyst Enhanced Income Fund commenced operations on December 31, 2018.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/CIFC Floating
	Rate Income Fund		Catalyst/SMH High Income Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,932,969	$2,993,380	$507,104	$1,303,356
Net realized gain (loss) on investments	(45,016)	(895,879)	124,220	795,228
Net change in unrealized appreciation/(depreciation) on investments	696,425	315,412	(31,055)	(1,557,653)
Net increase in net assets resulting from operations	2,584,378	2,412,913	600,269	540,931

Distributions to Shareholders from:
Total Distributions
Class A	(464,731)	(668,783)	(271,582)	(657,616)
Class C	(252,096)	(366,472)	(158,530)	(382,859)
Class I	(1,283,572)	(1,880,015)	(118,052)	(278,478)

Total distributions to shareholders	(2,000,399)	(2,915,270)	(548,164)	(1,318,953)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	3,988,265	8,981,436	261,824	2,431,532
Class C	4,155,477	4,428,947	607,400	1,401,600
Class I	33,733,050	51,264,161	322,266	1,686,271
Reinvestment of distributions
Class A	340,131	492,708	136,151	338,597
Class C	213,309	295,397	80,625	212,728
Class I	1,118,542	1,471,421	54,062	147,246
Cost of shares redeemed
Class A	(5,689,748)	(4,157,798)	(440,541)	(7,772,531)
Class C	(2,348,565)	(4,254,278)	(1,359,750)	(3,493,729)
Class I	(12,425,573)	(41,982,046)	(940,488)	(2,417,734)
Net increase (decrease) in net assets from share transactions of beneficial interest	23,084,888	16,539,948	(1,278,451)	(7,466,020)

Total Increase (Decrease) in Net Assets	23,668,867	16,037,591	(1,226,346)	(8,244,042)

Net Assets:
Beginning of period	67,479,559	51,441,968	20,971,844	29,215,886
End of period	$91,148,426	$67,479,559	$19,745,498	$20,971,844

Share Activity:
Class A
Shares Sold	418,187	940,057	69,423	640,239
Shares Reinvested	35,577	51,594	35,978	88,182
Shares Redeemed	(598,361)	(435,538)	(116,332)	(2,012,402)
Net increase (decrease) in shares of Beneficial interest	(144,597)	556,113	(10,931)	(1,283,981)

Class C
Shares Sold	436,471	465,652	161,737	362,171
Shares Reinvested	22,379	31,033	21,288	55,468
Shares Redeemed	(247,064)	(447,594)	(360,052)	(904,692)
Net increase (decrease) in shares of Beneficial interest	211,786	49,091	(177,027)	(487,053)

Class I
Shares Sold	3,527,566	5,341,239	84,972	437,342
Shares Reinvested	116,824	153,886	14,283	38,452
Shares Redeemed	(1,297,350)	(4,407,547)	(248,102)	(633,025)
Net increase (decrease) in shares of Beneficial interest	2,347,040	1,087,578	(148,847)	(157,231)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/SMH Total		Catalyst/Stone Beach
	Return Income Fund		Income Opportunity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$524,056	$1,118,940	$491,454	$444,479
Net realized gain (loss) on investments	164,539	636,862	(187,845)	(22,287)
Net change in unrealized appreciation (depreciation) on investments	254,897	(994,025)	86,017	145,711
Net increase in net assets resulting from operations	943,492	761,777	389,626	567,903

Distributions to Shareholders from:
Total Distributions
Class A	(101,908)	(210,580)	(4,886)	(7,373)
Class C	(217,418)	(406,484)	(4,930)	(7,966)
Class I	(216,416)	(409,670)	(510,496)	(646,179)

Total distributions to shareholders	(535,742)	(1,026,734)	(520,312)	(661,518)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	244,992	455,922	41,166	—
Class C	933,684	514,553	70,466	51,922
Class I	436,956	1,475,891	8,522,362	6,251,040
Reinvestment of distributions
Class A	47,830	99,745	4,133	6,046
Class C	175,275	330,558	4,930	7,966
Class I	57,956	134,134	463,489	605,211
Cost of shares redeemed
Class A	(254,333)	(1,297,403)	(480)	(50,923)
Class C	(549,012)	(1,075,009)	(93,280)	(50,290)
Class I	(1,062,029)	(1,787,537)	(4,729,602)	(4,137,981)
Net increase (decrease) in net assets from share transactions of beneficial interest	31,319	(1,149,146)	4,283,184	2,682,991

Total Increase (Decrease) in Net Assets	439,069	(1,414,103)	4,152,498	2,589,376

Net Assets:
Beginning of period	18,240,099	19,654,202	11,475,669	8,886,293
End of period	$18,679,168	$18,240,099	$15,628,167	$11,475,669

Share Activity:
Class A
Shares Sold	57,056	106,538	4,316	—
Shares Reinvested	11,025	23,250	436	640
Shares Redeemed	(58,840)	(304,813)	(50)	(5,372)
Net increase (decrease) in shares of Beneficial interest	9,241	(175,025)	4,702	(4,732)

Class C
Shares Sold	213,329	121,172	7,409	5,558
Shares Reinvested	40,462	77,211	522	847
Shares Redeemed	(126,757)	(248,927)	(9,846)	(5,291)
Net increase (decrease) in shares of Beneficial interest	127,034	(50,544)	(1,915)	1,114

Class I
Shares Sold	100,713	348,724	897,795	658,640
Shares Reinvested	13,397	31,367	49,066	64,305
Shares Redeemed	(244,658)	(416,131)	(500,139)	(438,451)
Net increase (decrease) in shares of Beneficial interest	(130,548)	(36,040)	446,722	284,494

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.55		$9.38	$9.27	$9.14	$9.59	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.14		0.26	0.20	0.19	0.21	0.18
Net realized and unrealized gain (loss) on investments	0.03		0.12	0.10	0.11	(0.45)	(0.42)
Total from investment operations	0.17		0.38	0.30	0.30	(0.24)	(0.24)
LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.21)	(0.19)	(0.17)	(0.21)	(0.17)
Total distributions	(0.15)		(0.21)	(0.19)	(0.17)	(0.21)	(0.17)
Net asset value, end of year/period	$9.57		$9.55	$9.38	$9.27	$9.14	$9.59
Total return (C)	1.81	% (D)	4.06%	3.28%	3.29%	(2.47)%	(2.32	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,135		$2,453	$141	$1,551	$386	$413
Ratios to average net assets
Expenses, before waiver and reimbursement	1.39	% (E)	2.12%	4.17%	6.09%	7.88%	14.20	% (E)
Expenses, net waiver and reimbursement	1.00	% (E)	1.00%	1.00%	1.11%	1.45%	1.45	% (E)
Net investment Income (loss), before waiver and reimbursement	2.44	% (E)	1.67%	(1.07)%	(2.96)%	(4.13)%	(10.73	)% (E)
Net investment income, net waiver and reimbursement	2.83	% (E)	2.79%	2.10%	2.01%	2.34%	2.02	% (E)
Portfolio turnover rate	87	% (D)	126%	34%	35%	52%	58	% (D)

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.56		$9.37	$9.25	$9.14	$9.59	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.10		0.19	0.13	0.13	0.15	0.10
Net realized and unrealized gain (loss) on investments	0.03		0.14	0.11	0.09	(0.45)	(0.40)
Total from investment operations	0.13		0.33	0.24	0.22	(0.30)	(0.30)
LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.14)	(0.12)	(0.11)	(0.15)	(0.11)
Total distributions	(0.12)		(0.14)	(0.12)	(0.11)	(0.15)	(0.11)
Net asset value, end of year/period	$9.57		$9.56	$9.37	$9.25	$9.14	$9.59
Total return (C)	1.33	% (D)	3.51%	2.63%	2.45%	(3.16)%	(2.94	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,565		$1,131	$41	$408	$90	$29
Ratios to average net assets
Expenses, before waiver and reimbursement	2.14	% (E)	2.87%	4.92%	6.84%	8.63%	14.95	% (E)
Expenses, net waiver and reimbursement	1.75	% (E)	1.75%	1.75%	1.86%	2.20%	2.20	% (E)
Net investment income (loss), before waiver and reimbursement	1.68	% (E)	0.87%	(1.85)%	(3.72)%	(4.79)%	(11.66	)% (E)
Net investment income, net waiver and reimbursement	2.07	% (E)	1.99%	1.32%	1.36%	1.68%	1.09	% (E)
Portfolio turnover rate	87	% (D)	126%	34%	35%	52%	58	% (D)

(A)	The Catalyst Insider Income Fund Class A, Class C and Class I shares commenced operations on July 29, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.56		$9.38	$9.27	$9.14	$9.59	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.15		0.29	0.23	0.20	0.23	0.19
Net realized and unrealized gain (loss) on investments	0.03		0.13	0.10	0.12	(0.45)	(0.40)
Total from investment operations	0.18		0.42	0.33	0.32	(0.22)	(0.21)
LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.24)	(0.22)	(0.19)	(0.23)	(0.20)
Total distributions	(0.16)		(0.24)	(0.22)	(0.19)	(0.23)	(0.20)
Net asset value, end of year/period	$9.58		$9.56	$9.38	$9.27	$9.14	$9.59
Total return (C)	1.92	% (D)	4.49%	3.65%	3.52%	(2.22)%	(2.10	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$48,362		$29,737	$2,179	$482	$208	$335
Ratios to average net assets
Expenses, before waiver and reimbursement	1.14	% (E)	1.87%	4.42%	5.84%	7.63%	13.95	% (E)
Expenses, net waiver and reimbursement	0.75	% (E)	0.75%	0.75%	0.86%	1.20%	1.20	% (E)
Net investment Income (loss), before waiver and reimbursement	2.69	% (E)	1.89%	(1.19)%	(3.29)%	(3.77)%	(10.58	)% (E)
Net investment income, net waiver and reimbursement	3.08	% (E)	3.01%	2.48%	2.18%	2.55%	2.17	% (E)
Portfolio turnover rate	87	% (D)	126%	34%	35%	52%	58	% (D)

(A)	The Catalyst Insider Income Fund Class A, Class C and Class I shares commenced operations on July 29, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights

For a Share Outstanding Throughout the Period

	Class A
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2019	June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of period	$11.16	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.26	0.27
Net realized and unrealized gain on investments	0.08	1.06
Total from investment operations	0.34	1.33
LESS DISTRIBUTIONS:
From net investment income	(0.26)	(0.17)
Total distributions	(0.26)	(0.17)
Net asset value, end of period	$11.24	$11.16
Total return (C,D,E)	3.04%	13.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,611	$1,016
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.13%	2.71%
Expenses, net waiver and reimbursement (F)	1.75%	1.75%
Net investment income, before waiver and reimbursement (F)	4.29%	3.77%
Net investment income, net waiver and reimbursement (F)	4.67%	4.73%
Portfolio turnover rate (E)	43%	42%

	Class C
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2019	June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of period	$11.13	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.23	0.22
Net realized and unrealized gain on investments	0.07	1.05
Total from investment operations	0.30	1.27
LESS DISTRIBUTIONS:
From net investment income	(0.22)	(0.14)
Total distributions	(0.22)	(0.14)
Net asset value, end of period	$11.21	$11.13
Total return (C,E)	2.71%	12.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,706	$769
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.88%	3.46%
Expenses, net waiver and reimbursement (F)	2.50%	2.50%
Net investment Income, before waiver and reimbursement (F)	3.64%	2.98%
Net investment income, net waiver and reimbursement (F)	4.02%	3.94%
Portfolio turnover rate (E)	43%	42%

(A)	The Catalyst Enhanced Income Fund Class A and Class C shares commenced operations on December 31, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout the Period

	Class I
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2019	December 31, 2019 (A)
	(Unaudited)
Net asset value, beginning of period	$11.15	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.28	0.25
Net realized and unrealized gain on investments	0.08	1.08
Total from investment operations	0.36	1.33
LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.18)
Total distributions	(0.27)	(0.18)
Net asset value, end of period	$11.24	$11.15
Total return (C,D)	3.25%	13.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$72,765	$29,378
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.88%	2.46%
Expenses, net waiver and reimbursement (E)	1.50%	1.50%
Net investment income, before waiver and reimbursement (E)	4.64%	3.47%
Net investment income, net waiver and reimbursement (E)	5.02%	4.43%
Portfolio turnover rate (D)	43%	42%

(A)	The Catalyst Enhanced Income Fund Class I shares commenced operations on December 31, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales char Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$11.65		$12.06	$11.96	$11.42	$11.50	$12.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.18	0.14	0.21	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.29		0.29	0.35	0.77	(0.05)	(0.25)
Total from investment operations	0.38		0.47	0.49	0.98	0.11	(0.08)
LESS DISTRIBUTIONS:
From return of capital	—		(0.02)	—	—	—	—
From net investment income	(0.11)		(0.16)	(0.22)	(0.21)	(0.15)	(0.16)
From net realized gains on investments	(0.11)		(0.70)	(0.17)	(0.23)	(0.04)	(0.35)
Total distributions	(0.22)		(0.88)	(0.39)	(0.44)	(0.19)	(0.51)
Net asset value, end of year/period	$11.81		$11.65	$12.06	$11.96	$11.42	$11.50
Total return (B)	3.28	% (C)	4.28%	4.10%	8.82%	1.00%	(0.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,039		$4,132	$5,332	$12,351	$12,906	$14,233
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.91	% (E)	1.90%	1.87%	1.74%	1.83%	1.76%
Expenses, net waiver and reimbursement (D)	1.22	% (E)	1.31%	1.55%	1.55%	1.55%	1.55%
Net investment income, before waiver and reimbursement (D,F)	0.76	% (E)	0.98%	0.84%	1.62%	1.09%	1.25%
Net investment income, net waiver and reimbursement (D,F)	1.45	% (E)	1.57%	1.16%	1.81%	1.38%	1.46%
Portfolio turnover rate	37	% (C)	38%	42%	50%	15%	48%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$11.52		$11.96	$11.88	$11.36	$11.45	$12.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.10	0.07	0.12	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.29		0.27	0.33	0.76	(0.06)	(0.22)
Total from investment operations	0.33		0.37	0.40	0.88	0.02	(0.15)
LESS DISTRIBUTIONS:
From return of capital	—		(0.01)	—	—	—	—
From net investment income	(0.04)		(0.10)	(0.15)	(0.13)	(0.07)	(0.09)
From net realized gains on investments	(0.11)		(0.70)	(0.17)	(0.23)	(0.04)	(0.35)
Total distributions	(0.15)		(0.81)	(0.32)	(0.36)	(0.11)	(0.44)
Net asset value, end of year/period	$11.70		$11.52	$11.96	$11.88	$11.36	$11.45
Total return (B)	2.94	% (C)	3.45%	3.34%	7.93%	0.25%	(1.24)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,436		$6,251	$5,904	$6,169	$6,843	$4,186
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.66	% (E)	2.65%	2.62%	2.49%	2.58%	2.51%
Expenses, net waiver and reimbursement (D)	1.97	% (E)	2.06%	2.30%	2.30%	2.30%	2.30%
Net investment income, before waiver and reimbursement (D,F)	0.01	% (E)	0.31%	0.30%	0.86%	0.44%	0.43%
Net investment income, net waiver and reimbursement (D,F)	0.70	% (E)	0.90%	0.62%	1.05%	0.71%	0.64%
Portfolio turnover rate	37	% (C)	38%	42%	50%	15%	48%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Annualized

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$11.67		$12.08	$11.97	$11.43	$11.51	$12.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.22	0.23	0.29	0.27	0.22
Net realized and unrealized gain (loss) on investments	0.29		0.29	0.31	0.72	(0.13)	(0.26)
Total from investment operations	0.39		0.51	0.54	1.01	0.14	(0.04)
LESS DISTRIBUTIONS:
From return of capital	—		(0.03)	—	—	—	—
From net investment income	(0.13)		(0.19)	(0.26)	(0.24)	(0.18)	(0.19)
From net realized gains on investments	(0.11)		(0.70)	(0.17)	(0.23)	(0.04)	(0.35)
Total distributions	(0.24)		(0.92)	(0.43)	(0.47)	(0.22)	(0.54)
Net asset value, end of year/period	$11.82		$11.67	$12.08	$11.97	$11.43	$11.51
Total return (B)	3.39	% (C)	4.55%	4.48%	9.05%	1.25%	(0.24)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$13,995		$13,054	$12,025	$6,093	$2,481	$156
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.66	% (E)	1.65%	1.62%	1.49%	1.58%	1.51%
Expenses, net waiver and reimbursement (D)	0.97	% (E)	1.06%	1.25%	1.25%	1.25%	1.25%
Net investment income, before waiver and reimbursement (D,F)	1.02	% (E)	1.31%	1.43%	2.14%	2.14%	1.59%
Net investment income, net waiver and reimbursement (D,F)	1.71	% (E)	1.90%	1.80%	2.38%	2.32%	1.85%
Portfolio turnover rate	37	% (C)	38%	42%	50%	15%	48%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Annualized.

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$9.57		$9.61	$9.31	$8.84		$10.10		$10.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.26		0.46	0.41	0.34		0.45		0.53
Net realized and unrealized gain (loss) on investments	0.06		(0.07)	0.28	0.51		(1.12)		(0.53)
Total from investment operations	0.32		0.39	0.69	0.85		(0.67)		0.00
LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.43)	(0.39)	(0.38)		(0.41)		(0.52)
From net realized gains on investments	—		—	—	—		—		(0.01)
From return of capital	—		—	—	—		(0.18)		—
Total distributions	(0.26)		(0.43)	(0.39)	(0.38)		(0.59)		(0.53)
Net asset value, end of year/period	$9.63		$9.57	$9.61	$9.31		$8.84		$10.10
Total return (B)	3.41	% (H)	4.22%	7.54%	9.66	% (C)	(6.62	)% (C)	0.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$15,997		$17,287	$12,004	$6,764		$6,264		$25,008
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.72	% (I)	1.72%	1.84%	1.83%		1.77%		1.59%
Expenses, net waiver and reimbursement (D,E)	1.16	% (I)	1.31%	1.40%	1.39%		1.48%		1.45%
Net investment income, before waiver and reimbursement (D,G)	4.86	% (I)	4.40%	3.88%	3.24%		4.45%		5.01%
Net investment income, net waiver and reimbursement (D,G)	5.39	% (I)	4.80%	4.32%	3.67%		4.74%		5.12%
Portfolio turnover rate	74	% (H)	178%	163%	176%		44%		102%

	Class C
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$9.54		$9.58	$9.29	$8.82		$10.07		$10.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.22		0.38	0.34	0.29		0.31		0.45
Net realized and unrealized gain (loss) on investments	0.06		(0.06)	0.27	0.49		(1.05)		(0.52)
Total from investment operations	0.28		0.32	0.61	0.78		(0.74)		(0.07)
LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.36)	(0.32)	(0.31)		(0.35)		(0.45)
From net realized gains on investments	—		—	—	—		—		(0.01)
From return of capital	—		—	—	—		(0.16)		—
Total distributions	(0.22)		(0.36)	(0.32)	(0.31)		(0.51)		(0.46)
Net asset value, end of year/period	$9.60		$9.54	$9.58	$9.29		$8.82		$10.07
Total return (B)	3.02	% (H)	3.46%	6.64%	8.88	% (C)	(7.24	)% (C)	(0.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,944		$9,851	$9,417	$7,534		$5,284		$6,938
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	2.46	% (I)	2.46%	2.59%	2.58%		2.54%		2.34%
Expenses, net waiver and reimbursement (D,F)	1.91	% (I)	2.07%	2.15%	2.14%		2.22%		2.20%
Net investment income, before waiver and reimbursement (D,G)	4.05	% (I)	3.59%	3.13%	2.65%		3.00%		4.21%
Net investment income, net waiver and reimbursement (D,G)	4.59	% (I)	3.97%	3.59%	3.07%		3.31%		4.34%
Portfolio turnover rate	74	% (H)	178%	163%	176%		44%		102%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes increase from payments made by affiliated parties of 0.34% and 0.53% for the A shares and 0.34% and 0.53% for the C shares for June 30, 2017 and 2016 related to the pricing errors reimbursement. Without these transactions, total return would have been 9.32% and (7.15)% for the A shares and 8.54% and (7.77)% for the C shares for June 30, 2017 and 2016.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	1.70	% (I)	1.71%	1.79%	1.78%	1.70%	1.59%
	Expenses, net waiver and reimbursement	1.15	% (I)	1.31%	1.35%	1.35%	1.41%	1.45%

(F)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	2.45	% (I)	2.45%	2.57%	2.52%	2.46%	2.34%
	Expenses, net waiver and reimbursement	1.90	% (I)	2.06%	2.10%	2.10%	2.15%	2.20%

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2019		June 30, 2019		June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$9.59		$9.62		$9.32	$8.84		$10.09		$10.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.27		0.48		0.44	0.42		0.50		0.55
Net realized and unrealized gain (loss) on investments	0.05		(0.05)		0.27	0.46		(1.13)		(0.53)
Total from investment operations	0.32		0.43		0.71	0.88		(0.63)		0.02
LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.46)		(0.41)	(0.40)		(0.43)		(0.55)
From net realized gains on investments	—		—		—	—		—		(0.01)
From return of capital	—		—		—	—		(0.19)		—
Total distributions	(0.27)		(0.46)		(0.41)	(0.40)		(0.62)		(0.56)
Net asset value, end of year/period	$9.64		$9.59		$9.62	$9.32		$8.84		$10.09
Total return (B)	3.43	% (G,H)	4.58	% (G)	7.79%	10.05	% (C)	(6.27	)% (C)	0.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$63,207		$40,341		$30,021	$10,853		$4,272		$31,640
Ratios to average net assets
Expenses, before waiver and reimbursement (D,E)	1.46	% (I)	1.46%		1.56%	1.58%		1.47%		1.34%
Expenses, net waiver and reimbursement (D,E)	0.91	% (I)	1.07%		1.15%	1.14%		1.22%		1.20%
Net investment income, before waiver and reimbursement (D,F)	5.00	% (I)	4.65%		4.14%	4.17%		4.94%		5.24%
Net investment income, net waiver and reimbursement (D,F)	5.54	% (I)	5.03%		4.55%	4.54%		5.19%		5.38%
Portfolio turnover rate	74	% (H)	178%		163%	176%		44%		102%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes increase from payments made by affiliated parties of 0.34% and 0.64% related to the pricing errors reimbursement for June 31, 2017 and 2016. Without these transactions, total return would have been 9.71% and (6.91)% fof June 30, 2017 and 2016.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	1.45	% (I)	1.45%	1.51%	1.47%	1.41%	1.34%
	Expenses, net waiver and reimbursement	0.90	% (I)	1.06%	1.10%	1.10%	1.16%	1.20%

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$3.79		$3.92	$3.86	$3.45	$4.20		$5.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.20	0.21	0.23	0.31		0.35
Net realized and unrealized gain (loss) on investments	0.02		(0.12)	0.06	0.40	(0.74)		(1.43)
Total from investment operations	0.12		0.08	0.27	0.63	(0.43)		(1.08)
LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.21)	(0.21)	(0.22)	(0.31)		(0.36)
From return of capital	—		—	—	—	(0.01)		(0.02)
Total distributions	(0.11)		(0.21)	(0.21)	(0.22)	(0.32)		(0.38)
Net asset value, end of year/period	$3.80		$3.79	$3.92	$3.86	$3.45		$4.20
Total return (B)	3.17	% (D)	2.09%	7.07%	18.61%	(9.27	)% (C)	(19.76	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$9,500		$9,517	$14,858	$20,214	$15,250		$16,435
Ratios to average net assets
Expenses, before waiver and reimbursement	2.01	% (E)	1.87%	1.78%	1.55%	1.76%		1.57%
Expenses, net waiver and reimbursement	1.48	% (E)	1.47%	1.45%	1.45%	1.45%		1.45%
Net investment income, before waiver and reimbursement	4.71	% (E)	4.70%	4.88%	5.85%	9.10%		6.80%
Net investment income, net waiver and reimbursement	5.24	% (E)	5.10%	5.21%	5.94%	9.40%		6.93%
Portfolio turnover rate	8	% (D)	28%	19%	85%	26%		42%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$3.79		$3.92	$3.86	$3.46	$4.20		$5.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.18	0.18	0.20	0.28		0.30
Net realized and unrealized gain (loss) on investments	0.01		(0.13)	0.06	0.39	(0.72)		(1.42)
Total from investment operations	0.10		0.05	0.24	0.59	(0.44)		(1.12)
LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.18)	(0.18)	(0.19)	(0.29)		(0.32)
From return of capital	—		—	—	—	(0.01)		(0.02)
Total distributions	(0.09)		(0.18)	(0.18)	(0.19)	(0.30)		(0.34)
Net asset value, end of year/period	$3.80		$3.79	$3.92	$3.86	$3.46		$4.20
Total return (B)	2.78	% (D)	1.33%	6.26%	17.38%	(9.70	)% (C)	(20.36	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,415		$7,069	$9,212	$10,615	$11,644		$14,228
Ratios to average net assets
Expenses, before waiver and reimbursement	2.76	% (E)	2.62%	2.53%	2.30%	2.51%		2.32%
Expenses, net waiver and reimbursement	2.23	% (E)	2.22%	2.20%	2.20%	2.20%		2.20%
Net investment income, before waiver and reimbursement	3.97	% (E)	4.30%	4.13%	5.13%	8.13%		5.97%
Net investment income, net waiver and reimbursement	4.50	% (E)	4.70%	4.46%	5.23%	8.44%		6.10%
Portfolio turnover rate	8	% (D)	28%	19%	85%	26%		42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$3.79		$3.92	$3.86	$3.46	$4.20		$5.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.22	0.22	0.23	0.32		0.36
Net realized and unrealized gain (loss) on investments	0.02		(0.13)	0.06	0.40	(0.73)		(1.44)
Total from investment operations	0.12		0.09	0.28	0.63	(0.41)		(1.08)
LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.22)	(0.22)	(0.23)	(0.32)		(0.37)
From return of capital	—		—	—	—	(0.01)		(0.02)
Total distributions	(0.11)		(0.22)	(0.22)	(0.23)	(0.33)		(0.39)
Net asset value, end of year/period	$3.80		$3.79	$3.92	$3.86	$3.46		$4.20
Total return (B)	3.30	% (D)	2.35%	7.34%	18.56%	(8.77	)% (C)	(19.70	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,830		$4,385	$5,146	$12,075	$3,398		$2,276
Ratios to average net assets
Expenses, before waiver and reimbursement	1.76	% (E)	1.62%	1.53%	1.30%	1.51%		1.32%
Expenses, net waiver and reimbursement	1.23	% (E)	1.22%	1.20%	1.20%	1.20%		1.20%
Net investment income, before waiver and reimbursement	4.96	% (E)	5.35%	5.13%	5.95%	9.62%		7.40%
Net investment income, net waiver and reimbursement	5.49	% (E)	5.76%	5.46%	6.03%	9.92%		7.52%
Portfolio turnover rate	8	% (D)	28%	19%	85%	26%		42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Not Annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$4.32		$4.39	$4.47	$3.75	$4.57	$6.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13		0.27	0.29	0.26	0.27	0.34
Net realized and unrealized gain (loss) on investments	0.10		(0.09)	(0.09)	0.72	(0.78)	(1.58)
Total from investment operations	0.23		0.18	0.20	0.98	(0.51)	(1.24)
LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.25)	(0.28)	(0.22)	(0.26)	(0.29)
From return of capital	—		—	—	(0.04)	(0.05)	(0.05)
Total distributions	(0.13)		(0.25)	(0.28)	(0.26)	(0.31)	(0.34)
Net asset value, end of year/period	$4.42		$4.32	$4.39	$4.47	$3.75	$4.57
Total return (B)	5.51	% (F)	4.33%	4.56%	26.47%	(10.60)%	(20.68	)% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,462		$3,344	$4,161	$8,799	$4,660	$8,674
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.02	% (G)	2.03%	1.84%	1.76%	1.91%	1.60%
Expenses, net waiver and reimbursement (C)	1.58	% (G)	1.57%	1.55%	1.55%	1.56%	1.55%
Net investment income, before waiver and reimbursement (C,D)	5.61	% (G)	5.83%	6.21%	5.77%	7.05%	6.12%
Net investment income, net waiver and reimbursement (C,D)	6.05	% (G)	6.29%	6.51%	5.98%	7.39%	6.17%
Portfolio turnover rate	5	% (F)	30%	11%	32%	4%	42%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$4.32		$4.38	$4.47	$3.75	$4.57	$6.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.24	0.27	0.22	0.25	0.30
Net realized and unrealized gain (loss) on investments	0.11		(0.08)	(0.11)	0.72	(0.79)	(1.58)
Total from investment operations	0.22		0.16	0.16	0.94	(0.54)	(1.28)
LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.22)	(0.25)	(0.19)	(0.23)	(0.25)
From return of capital	—		—	—	(0.03)	(0.05)	(0.05)
Total distributions	(0.12)		(0.22)	(0.25)	(0.22)	(0.28)	(0.30)
Net asset value, end of year/period	$4.42		$4.32	$4.38	$4.47	$3.75	$4.57
Total return (B)	5.12	% (F)	3.79%	3.56%	25.56%	(11.29)%	(21.28	)% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,615		$7,877	$8,213	$9,881	$8,413	$13,088
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.77	% (G)	2.78%	2.59%	2.51%	2.65%	2.35%
Expenses, net waiver and reimbursement (C)	2.33	% (G)	2.32%	2.30%	2.30%	2.30%	2.30%
Net investment income, before waiver and reimbursement (C,D)	4.85	% (G)	5.08%	5.60%	4.89%	6.29%	5.45%
Net investment income, net waiver and reimbursement (C,D)	5.29	% (G)	5.54%	5.90%	5.11%	6.64%	5.50%
Portfolio turnover rate	5	% (F)	30%	11%	32%	4%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$4.32		$4.38	$4.46	$3.74	$4.56	$6.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.29	0.31	0.26	0.28	0.36
Net realized and unrealized gain (loss) on investments	0.09		(0.09)	(0.10)	0.72	(0.79)	(1.58)
Total from investment operations	0.23		0.20	0.21	0.98	(0.51)	(1.22)
LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.26)	(0.29)	(0.23)	(0.26)	(0.31)
From return of capital	—		—	—	(0.03)	(0.05)	(0.05)
Total distributions	(0.14)		(0.26)	(0.29)	(0.26)	(0.31)	(0.36)
Net asset value, end of year/period	$4.41		$4.32	$4.38	$4.46	$3.74	$4.56
Total return (B)	5.41	% (F)	4.84%	4.85%	26.83%	(10.40)%	(20.51	)% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,602		$7,019	$7,279	$9,986	$5,813	$7,321
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.77	% (G)	1.78%	1.59%	1.51%	1.65%	1.35%
Expenses, net waiver and reimbursement (C)	1.33	% (G)	1.32%	1.30%	1.30%	1.30%	1.30%
Net investment income, before waiver and reimbursement (C,D)	5.82	% (G)	6.19%	6.59%	5.92%	7.26%	6.80%
Net investment income, net waiver and reimbursement (C,D)	6.26	% (G)	6.65%	6.88%	6.13%	7.64%	6.86%
Portfolio turnover rate	5	% (F)	30%	11%	32%	4%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not Annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2019	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
(Unaudited)
Net asset value, beginning of year/period	$9.50	$9.58	$9.58	$9.84	$10.10	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.30	0.39	0.22	0.31	0.32	0.19
Net realized and unrealized gain (loss) on investments	(0.06)	0.06	0.02	(C)	(0.24)	(0.26)	0.10	(C)
Total from investment operations	0.24	0.45	0.24	0.07	0.06	0.29
LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.53)	(0.24)	(0.21)	(0.27)	(0.19)
From return of capital	—	—	—	(0.12)	(0.05)	—
Total distributions	(0.30)	(0.53)	(0.24)	(0.33)	(0.32)	(0.19)
Net asset value, end of year/period	$9.44	$9.50	$9.58	$9.58	$9.84	$10.10
Total return (D)	2.57	% (E)	4.89%	2.48%	0.69%	0.64%	2.95	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$166	$123	$169	$656	$132	$372
Ratios to average net assets
Expenses, before waiver and reimbursement	2.31	% (F)	2.60%	2.75%	3.16%	3.93%	6.56	% (F)
Expenses, net waiver and reimbursement	1.58	% (F)	1.57%	1.55%	1.55%	1.55%	1.55	% (F)
Net investment income (loss), before waiver and reimbursement	5.43	% (F)	3.03%	1.08%	1.67%	0.76%	(1.61	)% (F)
Net investment income, net waiver and reimbursement	6.17	% (F)	4.07%	2.30%	3.13%	3.31%	3.41	% (F)
Portfolio turnover rate (G,H)	147	% (E)	168%	369%	41%	78%	19	% (E)

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2019	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
(Unaudited)
Net asset value, beginning of year/period	$9.47	$9.55	$9.57	$9.83	$10.08	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.25	0.32	0.17	0.21	0.23	0.18
Net realized and unrealized gain (loss) on investments	(0.05)	0.06	(0.02)	(0.22)	(0.23)	0.05	(C)
Total from investment operations	0.20	0.38	0.15	(0.01)	0.00	0.23
LESS DISTRIBUTIONS:
From net investment income	(0.26)	(0.46)	(0.17)	(0.16)	(0.22)	(0.15)
From return of capital	—	—	—	(0.09)	(0.03)	—
Total distributions	(0.26)	(0.46)	(0.17)	(0.25)	(0.25)	(0.15)
Net asset value, end of year/period	$9.41	$9.47	$9.55	$9.57	$9.83	$10.08
Total return (D)	2.17	% (E)	4.14	% (H)	1.59%	(0.08)%	0.02%	2.31	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$180	$199	$190	$178	$207	$42
Ratios to average net assets
Expenses, before waiver and reimbursement	3.07	% (F)	3.35%	3.50%	3.91%	4.68%	7.31	% (F)
Expenses, net waiver and reimbursement	2.33	% (F)	2.32%	2.30%	2.30%	2.30%	2.30	% (F)
Net investment income (loss), before waiver and reimbursement	4.54	% (F)	2.38%	0.54%	0.54%	(0.04)%	(2.36	)% (F)
Net investment income, net waiver and reimbursement	5.28	% (F)	3.40%	1.74%	2.16%	2.38%	2.66	% (F)
Portfolio turnover rate (G)	147	% (E)	168%	369%	41%	78%	19	% (E)

(A)	The Catalyst/Stone Beach Income Opportunity Fund Class A and Class C shares commenced operations on November 20, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30,2018 and June 30, 2015 primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	Annualized.

(G)	The portfolio turnover rate excludes dollar roll transactions for the year ended June 30 ,2018, June 30, 2019 and December 31,2019. If these were included in the calculation the turnover percentage would be 851%,242 and 381%, respectivly.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.48		$9.55	$9.58	$9.84	$10.09	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.32		0.42	0.27	0.32	0.31	0.23
Net realized and unrealized gain (loss) on investments	(0.08)		0.07	(0.03)	(0.23)	(0.21)	0.07	(C)
Total from investment operations	0.24		0.49	0.24	0.09	0.10	0.30
LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.56)	(0.27)	(0.23)	(0.30)	(0.21)
From return of capital	—		—	—	(0.12)	(0.05)	—
Total distributions	(0.31)		(0.56)	(0.27)	(0.35)	(0.35)	(0.21)
Net asset value, end of year/period	$9.41		$9.48	$9.55	$9.58	$9.84	$10.09
Total return (D)	2.60	% (E)	5.28%	2.48%	0.93%	1.01%	3.00	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$15,282		$11,154	$8,527	$4,077	$4,213	$1,910
Ratios to average net assets
Expenses, before waiver and reimbursement	2.06	% (F)	2.35%	2.50%	2.91%	3.68%	6.31	% (F)
Expenses, net waiver and reimbursement	1.33	% (F)	1.32%	1.30%	1.30%	1.30%	1.30	% (F)
Net investment income (loss), before waiver and reimbursement	5.88	% (F)	3.42%	1.64%	1.67%	0.82%	(1.36	)% (F)
Net investment income, net waiver and reimbursement	6.61	% (F)	4.44%	2.84%	3.27%	3.19%	3.66	% (F)
Portfolio turnover rate (G)	147	% (E)	168%	369%	41%	78%	19	% (E)

(A)	The Catalyst/Stone Beach Income Opportunity Fund Class I shares commenced operations on November 20, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	Annualized.

(G)	The portfolio turnover rate excludes dollar roll transactions for the year ended June 30 ,2018, June 30, 2019 and December 31,2019. If these were included in the calculation the turnover percentage would be 851%,242 and 381%, respectivly.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2019	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty-two series. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		Current income
Catalyst Enhanced Income Strategy (“Enhanced Income”)	Wynkoop, LLC	Current income
Catalyst/MAP Global Balanced (“Global Balanced”)	Managed Asset Portfolios, LLC (“MAP”)	Total return which consists of current income and capital appreciation
Catalyst/ CIFC Floating Rate Income (“Floating Rate Income”)	CIFC Investment Management, LLC	Current income
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors LLC (“SMH”)	Income with capital appreciation as secondary objective
Catalyst/SMH Total Return Income (“Total Return Income”)	SMH	Income and capital appreciation
Catalyst/Stone Beach Income Opportunity (“Income Opportunity”)	Stone Beach Investment Management, LLC	Current income

The Funds are registered as non-diversified except Global Balanced, Floating Rate Income and Income Opportunity, which are diversified.

Effective November 1, 2018 the Catalyst Floating Rate Income Fund changed its name to Catalyst/ CIFC Floating Rate Income Fund.

As of December 31, 2019, each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$48,153,769	$—	$48,153,769
Convertible Bonds	—	2,167,249	—	2,167,249
Short-Term Investments	—	538,535	—	538,535
Total Assets	$—	$50,859,553	$—	$50,859,553

Enhanced Income
Assets(a)	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$72,636,109	$—	$72,636,109
U.S. Government Agency Obligations	—	3,905,650	—	3,905,650
Short-Term Investment	2,279,977	—	—	2,279,977
Total Assets	$2,279,977	$76,541,759	$—	$78,821,736

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

Global Balanced
Assets(a)	Level 1	Level 2	Level 3	Total
Closed-End Fund	$344,510	$—	$—	$344,510
Common Stock	13,470,163	—	—	13,470,163
Corporate Bonds	—	8,634,167	—	8,634,167
Convertible Bonds	—	251,503	—	251,503
Total Assets	$13,814,673	$8,885,670	$—	$22,700,343
Liabilities(a)
Call Options Written	$—	$750	$—	$750
Total Liabilities	$—	$750	$—	$750

Floating Rate Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$105,530	$—	$—	$105,530
Exchange Traded Fund	1,711,500	—	—	1,711,500
Corporate Bonds	—	5,482,173	—	5,482,173
Collateralized Loan Obligations	—	2,319,931	—	2,319,931
Bank Loans	—	79,193,362	—	79,193,362
Total Assets	$1,817,030	$86,995,466	$—	$88,812,496

High Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$111,163	$—	$—	$111,163
Convertible Bonds	—	2,159,064	—	2,159,064
Corporate Bonds	—	16,862,637	—	16,862,637
Collateral for Securities Loaned	3,406,588	—	—	3,406,588
Warrants	93,015	—	—	93,015
Total Assets	$3,610,766	$19,021,701	$—	$22,632,467

Total Return Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$7,768,085	$—	$—	$7,768,085
Exchanged Traded Funds	752,334	—	—	752,334
Convertible Bonds	—	1,111,763	—	1,111,763
Corporate Bonds	—	8,344,695	—	8,344,695
Collateral for Securities Loaned	3,301,444	—	—	3,301,444
Total Assets	$11,821,863	$9,456,458	$—	$21,278,321

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

Income Opportunity
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$1,687,158	$—	$—	$1,687,158
Exchange Traded Fund	338,428	—	—	338,428
Preferred Stock	112,552	—	—	112,552
U.S. Government Agency Obligations	—	18,164,785	—	18,164,785
Private Collateralized Mort. Obligations	—	2,139,226	—	2,139,226
Mortgage Notes	—	—	105,000	105,000
Call Options Purchased	1,875	—	—	1,875
Short-Term Investments	39,249	—	—	39,249
Total Assets	$2,179,262	$20,304,011	$105,000	$22,588,273
Derivatives
Assets(a)
Futures Contracts	$18,875	$—	$—	$18,875
Total	$18,875	$—	$—	$18,875
Liabilities(a)
Futures Contracts	$2,625	$—	$—	$2,625
Total	$2,625	$—	$—	$2,625

Insider Income, Enhanced Income, Global Balanced and Floating Rate Income did not hold any Level 3 securities during the period. High Income, Total Return Income and Income Opportunity held level 3 securities. A reconciliation used in determining High Income’s, Total Return Income’s and Income Opportunity’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Portfolio of Investments for security classifications.

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	Total Return Income	Total Return Income
	Energy	Energy Conversion	Community Choice
	Conversion	Devices, Inc.	Financial, Inc.
Beginning balance June 30, 2019	$0	$0	$0
Purchases	—	—	—
Total realized gain/(loss)	—	—	—
Change in unrealized depreciation	—	—	—
Proceeds from sale/maturities/calls	—	—	—
Capital distribution	—	—	—
Tax basis adjustment	—	—	—
Net transfers in/(out) of Level 3	—	—	—
Ending balance December 31, 2019	$0	$0	$0

Income Opportunity
Mortgage Notes
Beginning balance June 30, 2019	$287,000
Purchases	—
Total realized gain/(loss)	—
Change in unrealized depreciation	—
Proceeds from sale/maturities/calls	(182,000)
Capital distribution	—
Tax basis adjustment	—
Net transfers in/(out) of Level 3	—
Ending balance December 31, 2019	$105,000

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

The total change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2019, was $0, $0, and $0, for High Income, Total Return Income, and Income Opportunity, respectively.

Quantitative disclosures of unobservable inputs and assumptions used by High Income, Total Return Income and Income Opportunity are below.

					Market Value impact if
Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	input increases
				Potential Future Cash
High Income	Corporate Bonds	$0	Bankruptcy	Payments	Increase
				Potential Future Cash
Total Return Income	Common Stock	$0	Bankruptcy	Payments	Increase
				Potential Future Cash
Total Return Income	Corporate Bonds	$0	Bankruptcy	Payments	Increase
Income Opportunity	Mortage Notes	$105,000	Cost Approach	No impairments	Increase

Fair value securities as a percent of net assets at December 31, 2019, were 0.0%, 0.0% and 0.7% for High Income, Total Return Income and Income Opportunity, respectively.

b) Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Funds’ portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the relevant Fund’s agent in acquiring the options). For the six months ended December 31, 2019, Global Balanced and Income Opportunity invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

futures contract was established, for short futures contracts. For the six months ended December 31, 2019, only Income Opportunity invested in Futures Contracts.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

TBA Commitments – In a mortgage-backed “to-be-announced” or “TBA” transaction, a seller agrees to deliver a mortgage back security at a future date, but does not specify the particular MBS to be delivered. Instead, the seller agrees to accept any MBS that meets specified terms. The principal risks of mortgaged backed TBA transactions are increased interest rate risk and increased overall investment exposure.

Mortgage Notes – Income Opportunity may invest in private, short-term mortgage notes. As of December 31, 2019, the mortgage note investments held represented bridge funding loans on properties in Florida, and entitle the Fund to receive returns that are typically greater than traditional fixed income investments. The Fund may purchase these Notes to gain a higher yield than traditional debt obligations. Based on the nature of these short-term mortgage notes, the valuation committee meets periodically and reviews the mortgage notes in order to determine their value. The valuation committee may review but are limited to property appraisals, loan-to-value ratios and payment history to determine the fair market value of the investments. The mortgage notes are thinly traded and for this reason are valued using the Trust’s fair value policies and procedures as established by the valuation committee. For this reason, and based on the nature of the inputs, the mortgage notes have been determined to be Level 3 investments. The mortgage note investments are subject to credit and interest rate risk of the issuer. Other risks include the underlying collateral associated with the mortgage notes.

Derivatives Risk – The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2019, were as follows:

			Location of Derivatives on Statements	Fair Value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Global Balanced	Options written	Equity	Options written	$(750)
			Total	$(750)

Income Opportunity	Futures	Interest	Net unrealized appreciation on futures contracts	$18,875
		Interest	Net unrealized depreciation on futures contracts	(2,625)
			Total	$16,250

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2019, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Balanced
	Options written	Equity	Net realized gain on options written	$42,474
	Options written	Equity	Net change in unrealized appreciation on options written	$2,969
			Totals	$45,443
Income Opportunity
	Options purchased	Equity	Net realized loss on options purchased	$(47,865)
	Options written	Equity	Net realized gain on options written	15,000
	Futures	Interest Rate	Net realized gain on futures	6,548
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(24,062)
	Options written	Equity	Net change in unrealized depreciation on options written	(1,563)
	Futures	Interest Rate	Net change in unrealized depreciation on futures	(32,961)
			Totals	$(84,903)

The notional value of derivative instruments outstanding as of December 31, 2019, as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset net of collateral pledged as of December 31, 2019:

				Gross Amounts of Assets Presented in the
				Statements of Assets & Liabilities
		Gross Amounts of		Financial
		Recognized		Instruments	Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities		Pledged	Pledged	Assets
Global Balanced
Description of Liability:
Options Written	Pershing	$(750	) (1)	$750 (2)	$—	$—
Total		$(750)		$750	$—	$—

				Gross Amounts of Assets Presented in the
				Statements of Assets & Liabilities
		Gross Amounts of		Financial
		Recognized		Instruments	Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities		Pledged	Pledged	Assets
Income Opportunity
Description of Asset:
Futures Contracts	Wedbush	$18,875	(1)	$(2,625)	$—	$16,250
Total		$18,875		$(2,625)	$—	$16,250

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

c) Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the advisor/sub-advisor expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Fund.

d) Federal Income Tax – The Funds qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2019, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2019, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on federal income tax returns for all open tax years (tax years or periods ended 2017-2019 for the Funds) or expected to be taken in 2020 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g) Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

h) Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Daily	Annually
Enhanced Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Floating Rate Income	Daily	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually
Income Opportunity	Monthly	Annually

i) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

j) Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

k) Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Enhanced Income, Floating Rate Income, High Income and Income Opportunity. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. There were no CDSC fees paid by the shareholders of Insider Income, Enhanced Income, Global Balanced, Floating Rate Income, High Income, Total Return Income and Income Opportunity.

l) Distributions from REITS – Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2019, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Income	$52,579,281	$31,391,062
Enhanced Income	69,685,518	23,229,433
Global Balanced	6,823,966	7,251,920
Floating Rate Income	73,735,311	51,022,128
High Income	1,577,607	3,081,932
Total Return Income	1,214,886	879,118
Income Opportunity	73,848,175	62,770,689

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees are to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on each Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fees or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

For the six months ended December 31, 2019, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver, no later than the dates as stated below:

						Management
						Fees Waived/
	Management	Expense Limitation				Expenses
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Income	0.75%	1.00%	1.75%	0.75%	10/31/2020	$87,874
Enhanced Income	1.50%	1.75%	2.50%	1.50%	10/31/2020	107,474
Global Balanced	1.00%	1.22%	1.97%	0.97%	10/31/2020	82,987
Floating Rate Income	1.00%	1.15%	1.90%	0.90%	10/31/2020	195,255
High Income	1.00%	1.48%	2.23%	1.23%	10/31/2020	52,874
Total Return Income	1.00%	1.58%	2.33%	1.33%	10/31/2020	39,922
Income Opportunity	1.25%	1.58%	2.33%	1.33%	10/31/2020	54,531

	Recapture Expires
	June 30,
Fund	2020	2021	2022
Insider Income	$64,156	$86,088	$126,505
Enhanced Income	—	—	86,403
Global Balanced	47,794	80,140	131,387
Floating Rate Income	105,951	132,914	243,895
High Income	42,314	107,137	102,616
Total Return Income	49,071	68,348	84,675
Income Opportunity	71,302	93,262	114,875

A Trustee and Officer of the Trust is also the controlling member of MFund Services LLC and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

For the six-month period ended December 31, 2019, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Income	$4,029	$6,554
Enhanced Income	3,551	9,585
Global Balanced	5,283	31,534
Floating Rate Income	21,444	53,675
High Income	11,927	32,696
Total Return Income	4,149	39,729
Income Opportunity	184	899

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Management Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund at December 31, 2019 for management and chief compliance officer services accrued for the period are shown in the Statements of Operations under “Management services fees” and “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC and its affiliated companies including the Distributor and Blu Giant, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Income	$50,553,727	$406,729	$(100,903)	$305,826
Enhanced Income	77,763,167	1,527,469	(468,900)	1,058,569
Global Balanced	20,683,319	2,758,282	(742,008)	2,016,274
Floating Rate Income	88,690,097	884,601	(762,202)	122,399
High Income	29,724,914	829,795	(7,922,242)	(7,092,447)
Total Return Income	27,992,608	1,416,203	(8,130,490)	(6,714,287)
Income Opportunity	22,302,240	721,319	(419,036)	302,283

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years/period ended June 30, 2019 and June 30, 2018 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2019	Income	Capital Gains	Capital	Total
Insider Income	$325,564	$—	$—	$325,564
Enhanced Income	423,132	—	—	423,132
Global Balanced	308,802	1,311,604	41,810	1,662,216
Floating Rate Income	2,915,270	—	—	2,915,270
High Income	1,318,953	—	—	1,318,953
Total Return Income	1,026,734	—	—	1,026,734
Income Opportunity	636,319	—	25,199	661,518

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
Insider Income	$55,347	$—	$—	$55,347
Global Balanced	659,282	67,335	—	726,617
Floating Rate Income	1,235,438	—	—	1,235,438
High Income	1,641,248	—	—	1,641,248
Total Return Income	1,373,215	—	—	1,373,215
Income Opportunity	218,429	—	—	218,429

As of June 30, 2019, the components of accumulated earnings/(deficits) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Income	$31,829	$25,810	$—	$—	$—	$230,589	$288,228
Enhanced Income	32,842	—	(71,236)	—	—	399,501	361,107
Global Balanced	—	—	(209,236)	—	—	1,878,248	1,669,012
Floating Rate Income	223,727	—	(154,773)	(7,587,588)	(56,899)	(574,026)	(8,149,559)
High Income	6,468	—	—	(26,633,335)	—	(7,070,744)	(33,697,611)
Total Return Income	39,646	—	—	(15,090,522)	—	(7,238,191)	(22,289,067)
Income Opportunity	—	—	(54,376)	(331,894)	—	181,617	(204,653)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, dividends payable, deemed dividend distributions, mark-to-market of passive foreign investment companies and 1256 option contracts, future contracts, partnerships, C-Corporation adjustments, and dividend distributions and business development companies. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund following incurred and elected to defer such late year losses as follows:

Late Year Losses
Insider Income	$—
Enhanced Income	—
Global Balanced	—
Floating Rate Income	—
High Income	—
Total Return Income	—
Income Opportunity	54,376

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Income	$—
Enhanced Income	71,236
Global Balanced	209,236
Floating Rate Income	154,773
High Income	—
Total Return Income	—
Income Opportunity	—

At June 30, 2019, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	Utilized
Insider Income	$—	$—	$—	$38,644
Enhanced Income	—	—	—	—
Global Balanced	—	—	—	—
Floating Rate Income	2,077,912	5,509,676	7,587,588	—
High Income	—	26,633,335	26,633,335	789,353
Total Return Income	668,906	14,421,616	15,090,522	869,231
Income Opportunity	286,131	45,763	331,894	—

Permanent book and tax differences, primarily attributable to the to the reclassification of Fund distributions and book/tax basis treatment of non-deductible expenses resulted in reclassification for the following Funds for the year/period ended June 30, 2019 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficits)
Insider Income	$—	$—
Enhanced Income	(23,552)	23,552
Global Balanced	—	—
Floating Rate Income	—	—
High Income	—	—
Total Return Income	(1,834)	1,834
Income Opportunity	(25,199)	25,199

(6)	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

As of December 31, 2019, Income Opportunity was invested in the following restricted securities:

	Initial
Security	Acquisition Date	Principal	Cost	Value	% of Net Assets
ORL1111-17	11/14/2017	105,000	105,000	105,000	0.67%

(7)	LINE OF CREDIT

Currently, Floating Rate Income has a $10,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to Floating Rate Income. Accordingly, it is possible that Floating Rate Income may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2019, Floating Rate Income did not access the line of credit. Based only on the days borrowed, the average amount of borrowings outstanding was $0. The interest expense for Floating Rate Income is immaterial. As of December 31, 2019, Floating Rate Income had no outstanding borrowings on the Uncommitted Line.

(8)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the US Bank NA. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2019.

Fund	Market Value of Loaned Securities	Market Value of Collateral (1)
SMH High Income *	$3,335,389	$3,335,389
SMH Total Return	3,207,615	3,207,615

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

The below table shows the collateral held by each Fund at the end of the period.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Liabilities	Liabilities	& Liabilities	Instruments	Pledged	Net Amount
SMH High Income
Liabilities
Securities Loaned	US Bank	$(3,406,588)	$—	$(3,406,588)	$3,406,588	$—	$—

SMH Total Return
Liabilities
Securities Loaned	US Bank	$(3,301,443)	$—	$(3,301,443)	$3,301,443	$—	$—

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2019, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

			Floating Rate		Total Return	Income
Owner	Insider Income	Enhanced Income	Income	High Income	Income	Opportunity
LPL Financial(1)	—	30%	26%	—	—	63%
Charles Schwab & Co.(1)	—	—	—	—	—	—
Pershing LLC(1)	30%	—	—	31%	—	—
Wells Fargo(1)	—	—	—	34%	78%	—
TD Ameritrade(1)	—	—	—	—	—	—

(1)	These owners are comprised of multiple investors and accounts.

(10)	NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. These amendments have been adopted with these financial statements.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2019

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Stone Beach Investment Management, LLC, (“Stone Beach”) with respect to the Catalyst/Stone Beach Income Opportunity Fund (Stone Beach IO”).

In connection with a regular meeting held on August 14-15, 2019, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst and Stone Beach (the “Sub-Advisory Agreement”), with respect to Stone Beach IO.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with its deliberations regarding the renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by Stone Beach.

Nature, Extent, and Quality of Services. The Board observed that Stone Beach IO’s assets under management had increased over the past year and that there had been no changes in Stone Beach’s investment personnel. The Board acknowledged that Stone Beach had credible portfolio managers and a dedicated risk manager focused on risk mitigation with third-party compliance support. The Board noted that Stone Beach’s investment process was premised on a disciplined, fundamental-value approach to security selection that focused on the underlying characteristics of potential investments. It discussed that Stone Beach employed an active management approach to adjust Stone Beach IO’s composition in an effort to maximize income and minimize loss. The Board noted that Stone Beach evaluated risks associated with Stone Beach IO on a daily basis and reviewed market offerings throughout the day for relative value candidates that fit Stone Beach’s risk profile. The Board discussed that Stone Beach chose broker-dealers based on relationships that had been cultivated over the past several decades. The Board concluded that the services provided by Stone Beach were in line with its expectations.

Performance. The Board discussed that Stone Beach IO outperformed the Bloomberg Barclays MBS Index over the 3-year and since inception periods but trailed the index over the 1-year period. The Board noted that Stone Beach attributed the past year’s underperformance to interest rates changing course and that such underperformance could be expected whenever interest rates move lower. The Board concluded that Stone Beach IO’s performance was acceptable.

Fees and Expenses. The Board noted that the advisor charged an advisory fee of 1.25% for Stone Beach IO, and that 0.50% of the net advisory fee (after certain expenses) was paid as a sub-advisory fee. The Board considered that the maximum sub-advisory fee continued to be well below the base fee charged by the sub-adviser to the other accounts under its management. The Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board observed that, based on the information Stone Beach provided, Stone Beach did not earn a profit from its sub-advisory agreement but had adequate resources to continue as sub-advisor to Stone Beach IO. The Board concluded therefore that excessive profitability of Stone Beach was not an issue at this time.

Economies of Scale. The Board considered whether Stone Beach had realized economies of scale with respect to the sub-advisory services provided to Stone Beach IO. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board agreed that Stone Beach did not appear to have benefited from economies of scale.

Conclusion. Having requested and received such information from Stone Beach as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and Stone Beach, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Stone Beach IO and its shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (01/01/19) and held for the entire period through 12/31/19.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/19	Value 12/31/19	During Period *	Value 12/31/19	During Period *

Catalyst Insider Income Fund - Class A	1.00%	$1,000.00	$1,018.10	$5.07	$1,020.11	$5.08
Catalyst Insider Income Fund - Class C	1.75%	1,000.00	1,013.30	8.86	1,016.34	8.87
Catalyst Insider Income Fund - Class I	0.75%	1,000.00	1,019.20	3.81	1,021.37	3.81
Catalyst Enhanced Income Strategy Fund - Class A	1.75%	1,000.00	1,031.30	8.94	1,016.34	8.87
Catalyst Enhanced Income Strategy Fund - Class C	2.50%	1,000.00	1,027.10	12.74	1,012.57	12.65
Catalyst Enhanced Income Strategy Fund - Class I	1.50%	1,000.00	1,032.50	7.66	1,017.60	7.61
Catalyst/MAP Global Balanced Fund - Class A	1.22%	1,000.00	1,032.80	6.23	1,019.00	6.19
Catalyst/MAP Global Balanced Fund - Class C	1.97%	1,000.00	1,029.40	10.05	1,015.23	9.98
Catalyst/MAP Global Balanced Fund - Class I	0.97%	1,000.00	1,033.90	4.96	1,020.26	4.93
Catalyst Floating Rate Income Fund - Class A	1.15%	1,000.00	1,034.10	5.88	1,019.36	5.84
Catalyst Floating Rate Income Fund - Class C	1.90%	1,000.00	1,030.20	9.70	1,015.58	9.63
Catalyst Floating Rate Income Fund - Class I	0.90%	1,000.00	1,035.40	4.60	1,020.61	4.57
Catalyst/SMH High Income Fund - Class A	1.48%	1,000.00	1,031.70	7.56	1,017.70	7.51
Catalyst/SMH High Income Fund - Class C	2.23%	1,000.00	1,027.80	11.37	1,013.93	11.29
Catalyst/SMH High Income Fund - Class I	1.23%	1,000.00	1,033.00	6.29	1,018.95	6.24
Catalyst/SMH Total Return Income Fund - Class A	1.58%	1,000.00	1,055.10	8.16	1,017.19	8.01
Catalyst/SMH Total Return Income Fund - Class C	2.33%	1,000.00	1,051.20	12.01	1,013.42	11.79
Catalyst/SMH Total Return Income Fund - Class I	1.33%	1,000.00	1,054.10	6.87	1,018.45	6.75
Catalyst/Stone Beach Income Opportunity Fund - Class A	1.58%	1,000.00	1,025.70	8.05	1,017.19	8.01
Catalyst/Stone Beach Income Opportunity Fund - Class C	2.33%	1,000.00	1,021.70	11.84	1,013.42	11.79
Catalyst/Stone Beach Income Opportunity Fund - Class I	1.33%	1,000.00	1,026.00	6.77	1,018.45	6.75

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Gemini Fund Services LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT as am exhibit to its report may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi __________
President
Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 6, 2020